UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21532

FRANK FUNDS

(Exact Name of Registrant as Specified in Charter)

781 Crandon Blvd. Unit 602

Key Biscayne, FL 33149

(Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

781 Crandon Blvd. Unit 602

Key Biscayne, FL 33149

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

FRANK FUNDS

FRANK VALUE FUND

Investor Class – FRNKX

Class C – FNKCX

Institutional Class – FNKIX

WEST HILLS TACTICAL CORE FUND – LEBOX

CAMELOT EVENT DRIVEN FUND

Class A - EVDAX

Institutional Class - EVDIX

ANNUAL REPORT

June 30, 2022

FRANK FUNDS

SHAREHOLDER LETTER

JUNE 30, 2022 (UNAUDITED)

To our Fellow Shareholders,

A tumultuous year in financial markets highlighted the unique positioning of Frank Funds Trust in the mutual fund industry. Frank Value Fund, Camelot Event-Driven Fund, and West Hills Core Fund demonstrated their differentiated strategies and benefits to shareholders over the past fiscal year. Despite inflationary and recessionary conditions on the horizon, we are optimistic about the future for our Trust and thankful for our shareholders, employees, and stakeholders.

Frank Value Fund Portfolio Performance

The Frank Value Fund (“Value Fund”) Institutional Class returned (-5.29%) for the fiscal year ended June 30, 2022, compared to (-10.62%) for its benchmark, the S&P 500 Total Return Index.

Frank Capital Partners LLC (FCP) researched and invested in several compelling opportunities in fiscal 2022, thereby removing the Frank Value Fund from a temporary defensive position. Though most equity valuations are still beyond FCP’s investible limits, the dominance of passive and benchmarked strategies has created swaths of compelling opportunities in sectors like energy. FCP is pleased to operate outside the realm of indexation because companies outside of the common indices currently offer superior long-term return expectations.

The first half of fiscal 2022 was a late-stage bull market, while in the second half, the S&P 500 declined four months out of six. Several of the Frank Value Fund’s holdings outperformed the S&P 500 in fiscal 2022. Specifically, Fund holdings in technology and energy experienced increases and outperformance relative to the index. Frank Value Fund holdings Twitter (NASDAQ: TWTR) and Civeo (NYSE: CVEO) benefited from pandemic changes in behavior and energy shortages, respectively, appreciating 18% and 45% respectively. The Frank Value Fund bought and realized gains on Twitter twice during the fiscal year and is no longer invested in the company. Civeo remains a compelling opportunity and the Frank Value Fund has maintained its position.

Holdings like Liberty Latin America (NASDAQ: LILA) underperformed in the fiscal year, losing 43%. Though the company trades at its lowest valuation in its public history and is producing significant operating cashflow, the Frank Value Fund elected to take the tax-loss and reallocate to companies either benefitting from passive inflows or facilitating catalysts like material stock repurchases or high dividends.

Frank Capital Partners LLC believes volatility, both upward and downward, will continue to increase while passive strategies gain market share, and the management company has positioned the Frank Value Fund to opportunistically invest throughout this expected “fat tail” period.

Frank Value Fund Portfolio Manager

Brian Frank

Annual Report | 1

FRANK FUNDS

SHAREHOLDER LETTER (CONTINUED)

JUNE 30, 2022 (UNAUDITED)

West Hills Core Fund Portfolio Performance

The West Hills Core Fund returned (-6.94%) for the fiscal year ended June 30, 2022, compared to (-10.62%) for the S&P 500 Total Return Index. The 3.68% outperformance equates to a downside capture ratio relative to the S&P 500 of less than 70%. Since strategy change in October 2020, the West Hills Core Fund has returned 14.84% compared to 12.08% for the S&P 500 Toral Return Index: a 2.76% greater return with less market exposure. The West Hills Core Fund hedges risk with listed options by selling out of the money call options and purchasing put options with the proceeds.

Following a strong market rally with extremely low volatility in 2021, the equity markets have experienced a severe reversal with the S&P 500 down nearly 20% for the first half of calendar 2022. Current risks are many and include: generational high inflation, aggressive Central Bank interest rate hikes to rein in inflation, increased recession probability, pressure on equity multiples from the rapidly raising rates, elevated geopolitical risks, and the midterm elections. Whether the equity market extends recent declines or begins a new bull market, the West Hills Core fund will employ a consistent investment strategy of disciplined market exposure hedged with listed options.

West Hills Core Fund Portfolio Manager

Alan McClymonds

Annual Report | 2

FRANK FUNDS

SHAREHOLDER LETTER (CONTINUED)

JUNE 30, 2022 (UNAUDITED)

Camelot Event Driven Fund Portfolio Performance

Dear investor,

The Camelot Event-Driven Fund Institutional Class returned 0.75% for the fiscal year ended June 30, 2022, compared to a loss of (-10.62%) for the S&P 500 Total Return Index.

Over that period, major stock market indices around the world experienced significant corrections due to rising interest rates and, starting late last calendar year, sharply higher energy costs coupled with geopolitical tensions. The fund was able to withstand these challenges due to a combination of the generally less correlated nature of corporate events, the completion of which is less dependent on the direction of share prices than more traditional investment strategies, as well as the use of hedges on individual positions, in particular in the activist situations substrategy.

While high energy costs and rising interest rates dominate economic headlines, neither have, so far, had much impact on the fund. Similarly, which M&A activity in the first half of 2022 is lower than in the same period last year, deal volumes are still near record highs when compared to a longer horizon. A strong M&A market is important not just for the fund's merger arbitrage substrategy, but to its other event strategies also because mergers are a value-realization instrument also for activist investors in breakups and can even provide liquidity to distressed companies.

For most of the fiscal year, the fund concentrated its investments in merger arbitrage, activist situations and distressed securities. SPACs represented 5% and less of the portfolio for most of the year.

I thank all of our investors for your continued support and investment and wish you a prosperous year.

Camelot Event-Driven Fund Portfolio Manager

Thomas Kirchner

Sincerely,

Brian Frank

Alan McClymonds

Thomas Kirchner

President, Portfolio Manager

Portfolio Manager

Portfolio Manager

Frank Funds Trust

West Hills Core Fund

Camelot Event-Driven Fund

Frank Value Fund

Annual Report | 3

VALUE FUND – INVESTOR CLASS

PERFORMANCE ILLUSTRATION

JUNE 30, 2022 (UNAUDITED)

FUND/INDEX	1-YEAR	5-YEAR	10-YEAR	SINCE INCEPTION	VALUE AS OF 6/30/22
Frank Value Fund - Investor Class	-5.51%	2.86%	5.17%	5.65%	$ 26,802
S&P 500 Total Return Index	-10.62%	11.30%	12.95%	9.33%	$ 49,132

Cumulative Performance Comparison $10,000 Investment Since Inception

Investor Class
S&P 500 Index
$65,000
$60,000
$55,000
$50,000
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$-
Investor Class - Inception Date: 7/21/2004
Jul-04
Dec-04
Jun-05
Dec-05
Jun-06
Dec-06
Jun-07
Dec-07
Jun-08
Dec-08
Jun-09
Dec-09
Jun-10
Dec-10
Jun-11
Dec-11
Jun-12
Dec-12
Jun-13
Dec-13
Jun-14
Dec-14
Jun-15
Dec-15
Jun-16
Dec-16
Jun-17
Dec-17
Jun-18
Dec-18
Jun-19
Dec-19
Jun-20
Dec-20
Jun-21
Dec-21
Jun-22

This chart assumes an initial investment of $10,000 made on 7/21/2004 for the Investor Class (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Per the fee table in the November 1, 2021 Prospectus, the Fund’s total annual operating expense ratio was 1.53% for Investor Class Shares.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (888)-217-5426.

Annual Report | 4

VALUE FUND – CLASS C

PERFORMANCE ILLUSTRATION

JUNE 30, 2022 (UNAUDITED)

FUND/INDEX	1-YEAR	5-YEAR	10-YEAR	SINCE INCEPTION	VALUE AS OF 6/30/22
Frank Value Fund - Class C	-6.23%	2.10%	4.38%	5.73%	$ 19,274
S&P 500 Total Return Index	-10.62%	11.30%	12.95%	13.07%	$ 42,142

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 9/23/2010 for Class C (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Per the fee table in the November 1, 2021 Prospectus, the Fund’s total annual operating expense ratio was 2.28% for Class C Shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (888)-217-5426.

Annual Report | 5

VALUE FUND – INSTITUTIONAL CLASS

PERFORMANCE ILLUSTRATION

JUNE 30, 2022 (UNAUDITED)

FUND/INDEX	1-YEAR	5-YEAR	10-YEAR	SINCE INCEPTION	VALUE AS OF 6/30/22
Frank Value Fund - Institutional Class	-5.29%	3.12%	5.44%	6.12%	$ 19.989
S&P 500 Total Return Index	-10.62%	11.30%	12.95%	12.58%	$ 39,989

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 11/03/2010 for the Institutional Class (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Per the fee table in the November 1, 2021 Prospectus, the Fund’s total annual operating expense ratio was 1.28% for Institutional Class Shares.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (888)-217-5426.

Annual Report | 6

WEST HILLS FUND

PERFORMANCE ILLUSTRATION

JUNE 30, 2022 (UNAUDITED)

FUND/INDEX	1-YEAR	5-YEAR	10-YEAR	SINCE INCEPTION	VALUE AS OF 6/30/22
West Hills Core Fund *	-6.94%	3.54%	1.17%	0.27%	$ 10,385
S&P 500 Total Return Index	-10.62%	11.30%	12.95%	10.45%	$ 39,680
HFRX Equity Market Neutral Index	-3.83%	-1.89%	-0.31%	-1.25%	$ 8,395

    Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 8/1/2008 (commencement of investment operations).  Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Equity Market Neutral strategies employ sophisticated quantitative techniques of analyzing price data to ascertain information about future price movement and relationships between securities, select securities for purchase and sale. These can include both Factor-based and Statistical Arbitrage/Trading strategies. Factor-based investment strategies include strategies in which the investment thesis is predicated on the systematic analysis of common relationships between securities. In many but not all cases, portfolios are constructed to be neutral to one or multiple variables, such as broader equity markets in dollar or beta terms, and leverage is frequently employed to enhance the return profile of the positions identified. Statistical Arbitrage/Trading strategies consist of strategies in which the investment thesis is predicated on exploiting pricing anomalies which may occur as a function of expected mean reversion inherent in security prices; high frequency techniques may be employed and trading strategies may also be employed on the basis on technical analysis or opportunistically to exploit new information the investment manager believes has not been fully, completely or accurately discounted into current security prices.

Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis; multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques ensure that each Index is a pure representation of its corresponding investment focus.

Per the fee table in the November 1, 2021 Prospectus the Fund’s total annual operating expenses ratio was 1.66%.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (888)-217-5426.

Annual Report | 7

CAMELOT FUND - CLASS A

PERFORMANCE ILLUSTRATION

JUNE 30, 2022 (UNAUDITED)

FUND/INDEX	1-YEAR	5-YEAR	10-Year	SINCE INCEPTION	VALUE AS OF 6/30/22
Camelot Event Driven Fund – Class A (with load)	-5.04%	10.41%	7.88%	6.93%	$ 34,792
Camelot Event Driven Fund – Class A (without load)	0.48%	11.67%	8.49%	7.25%	$ 36,808
S&P 500 Total Return Index	-10.62%	11.30%	12.95%	9.37%	$ 54,471

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 11/21/2003 for Class A (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Class A shares of the Fund have a maximum sales charge of 5.50%.

Per the fee table in the November 1, 2021 Prospectus the Fund’s total annual operating expenses ratio was 2.65%. The Adviser has contractually agreed to limit its fees and reimburse expenses, subject to certain limitations, until at least October 31, 2022. After waiver the Fund’s net expense ratio in the November 1, 2021 Prospectus was 2.04%.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (866) 706-9790.

Annual Report | 8

CAMELOT FUND - INSTITUTIONAL CLASS

PERFORMANCE ILLUSTRATION

JUNE 30, 2022 (UNAUDITED)

FUND/INDEX	1-YEAR	5-YEAR	10-YEAR	SINCE INCEPTION	VALUE AS OF 6/30/22
Camelot Event Driven Fund – Institutional Class	0.75%	12.01%	8.80%	7.25%	$ 23,269
S&P 500 Total Return Index	-10.62%	11.30%	12.95%	13.43%	$ 45,785

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 06/07/2010 for the Institutional Class (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Per the fee table in the November 1, 2021 Prospectus the Fund’s total annual operating expenses ratio was 2.39%. The Adviser has contractually agreed to limit its fees and reimburse expenses, subject to certain limitations, until at least October 31, 2022. After waiver the Fund’s net expense ratio in the November 1, 2021 Prospectus was 1.79%.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (866) 706-9790.

Annual Report | 9

VALUE FUND

PORTFOLIO ANALYSIS

JUNE 30, 2022 (UNAUDITED)

The following chart gives a visual breakdown of the Frank Value Fund (the “Value Fund”) by the industry sectors, while the underlying securities represent a percentage of the portfolio of investments.

Money Market Fund 18.90%
Utilities 4.40%
Basic Materials 2.81%
Communication Services 4.76%
Consumer Cyclical 19.16%
Consumer Defensive 13.55%
Energy 20.95%
Exchange Traded Fund 4.44%
Financial Services 4.99%
Healthcare 3.24%
Industrials 2.80%

Sectors are based on Morningstar® classifications.

Portfolio composition subject to change.

Annual Report | 10

WEST HILLS FUND

PORTFOLIO ANALYSIS

JUNE 30, 2022 (UNAUDITED)

The following chart gives a visual breakdown of the West Hills Core Fund (the “West Hills Fund”) by the industry sectors or investment type, while the underlying securities represent a percentage of the portfolio of investments.

Money Market Fund
0.75%
Options Purchased
1.47%
Exchange Traded Fund
97.78%

Sectors are based on Morningstar® classifications.

Portfolio composition subject to change.

Excludes written options.

Annual Report | 11

CAMELOT FUND

PORTFOLIO ANALYSIS

JUNE 30, 2022 (UNAUDITED)

The following chart gives a visual breakdown of the Camelot Event Driven Fund (the “Camelot Fund”) by the industry sectors or investment type, while the underlying securities represent a percentage of the portfolio of investments.

Money Market Fund
11.57%
Mortgage-Backed Securities
0.02%
Municipal Bonds
0.39%
Options Purchased
6.73%
Preferred Stocks
1.44%
Real Estate
1.11%
Real Estate
Investment Trust
5.25%
Right
0.00%
Structured Notes
0.00%
Technology
7.23%
Utilities
8.61%
Asset-Backed Securities
0.15%
Warrants
0.01%
Basic Materials
5.70%
Communication Services
11.72%
Consumer Cyclical
4.18%
Consumer Defensive
8.80%
Convertible Bond
0.06%
Corporate Bonds
0.38%
Energy
3.93%
Escrow Share
0.00%
Financial Services
10.37%
Healthcare
4.40%
Industrials
7.95%

Categorizations above are made using Morningstar® classifications.

Portfolio composition is subject to change.

Excludes written options.

Annual Report | 12

VALUE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2022

Shares		Fair Value

COMMON STOCKS - 76.69%

Apparel & Other Finished Prods of Fabrics & Similar Material - 2.23%
45,569	Under Armour, Inc. Class C *	$ 345,413

Bottled & Canned Soft Drinks & Carbonated Waters - 5.36%
15,015	Coca-Cola FEMSA S.A.B de C.V. Series L ADR	830,029

Cigarettes - 8.19%
11,300	Altria Group, Inc.	472,001
8,081	Philip Morris International, Inc.	797,918
		1,269,919
Electric & Other Services Combined - 4.40%
68,289	PG&E Corp.	681,524

Hotels, Rooming Houses, Camps & Other Lodging Places - 2.80%
16,801	Civeo Corp. *	434,642

Oil & Gas Field Services - 4.19%
68,275	Nextier Oilfield Solutions, Inc. *	649,295

Oil & Gas Filed Machinery & Equipment - 6.57%
14,609	Dril-Quip, Inc. *	376,912
65,570	Now, Inc. *	641,275
		1,018,187
Petroleum Refining - 10.20%
53,665	Calumet Specialty Products Partners, L.P. *	557,579
20,972	CVR Energy, Inc.	702,562
2,199	Delek US Holdings, Inc. *	56,822
25,000	Vertex Energy, Inc. *	263,000
		1,579,963
Services-Business Services - 8.10%
11,529	Ebay, Inc.	480,413
11,086	PayPal Holdings, Inc. *	774,246
		1,254,659
Services-Computer Processing & Data Preparation - 2.06%
214,580	Trivago N.V. ADR *	319,724

Services-Personal Services - 7.54%
33,096	H&R Block, Inc.	1,168,951

Services-Prepackaged Software - 2.70%
94,743	Opera Ltd. (Norway) *	417,817

The accompanying notes are an integral part of these financial statements.

Annual Report | 13

VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2022

Shares		Fair Value

Services-To Dwellings & Other Buildings - 2.01%
3,500	Airbnb, Inc. Class A *	$ 311,780

Steel Works, Blast Furnaces & Rolling Mills - 2.81%
48,500	Algoma Steel Group, Inc. (Canada)	435,530

Travel Services - 4.28%
20,685	lastminute.com N.V. (Switzerland) *	663,122

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 3.25%
9,624	Cardinal Health, Inc.	503,047

TOTAL FOR COMMON STOCKS (Cost $10,948,522) - 76.69%		11,883,602

EXCHANGE TRADED FUND - 4.45%
6,000	iShares 20+ Year Treasury Bond ETF	689,220
TOTAL FOR EXCHANGE TRADED FUND (Cost $697,990) - 4.45%		689,220

MONEY MARKET FUND - 18.91%
2,929,455	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio 1.32% **	2,929,455
TOTAL FOR MONEY MARKET FUND (Cost $2,929,455) - 18.91%		2,929,455

TOTAL INVESTMENTS (Cost $14,575,967) *** - 100.05%		15,502,277

LIABILITIES IN EXCESS OF ASSETS, NET - (0.05%)		(7,458)

NET ASSETS - 100.00%		$15,494,819

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at June 30, 2022.

*** Refer to Note 11 for tax cost.

ETF - Exchange Traded Funds

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

Annual Report | 14

WEST HILLS FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2022

Shares		Fair Value

EXCHANGE TRADED FUND - 93.90%
14,815	SPDR S&P 500 ETF Trust (a)	$ 5,588,959
TOTAL FOR EXCHANGE TRADED FUND (Cost $5,868,052) - 93.90%		5,588,959

MONEY MARKET FUND - 0.72%
42,792	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio 1.01% **	42,792
TOTAL FOR MONEY MARKET FUND (Cost $42,792) - 0.72%		42,792

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $103,017) - 1.41%		84,006

TOTAL INVESTMENTS (Cost $6,013,861) *** - 96.03%		5,715,757

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $57,743) - (0.62%)		(37,254)

ASSETS IN EXCESS OF LIABILITIES, NET - 4.59%		273,361

NET ASSETS - 100.00%		$ 5,951,864

(a) Subject to written option contracts.

** Variable rate security; the coupon rate shown represents the yield at June 30, 2022.

*** Refer to Note 11 for tax cost.

The accompanying notes are an integral part of these financial statements.

Annual Report | 15

WEST HILLS FUND

SCHEDULE OF PURCHASED OPTIONS

JUNE 30, 2022

PUT OPTIONS - 1.41% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value
SPDR S&P 500 ETF Trust	Interactive Brokers	6	$ 234,000	$ 390.00	7/8/2022	$ 8,490
SPDR S&P 500 ETF Trust	Interactive Brokers	12	469,200	391.00	7/22/2022	19,068
SPDR S&P 500 ETF Trust	Interactive Brokers	6	219,600	366.00	7/29/2022	4,482
SPDR S&P 500 ETF Trust	Interactive Brokers	6	231,000	385.00	7/29/2022	8,718
SPDR S&P 500 ETF Trust	Interactive Brokers	12	442,800	369.00	8/5/2022	11,448
SPDR S&P 500 ETF Trust	Interactive Brokers	12	470,400	392.00	7/15/2022	21,036
SPDR S&P 500 ETF Trust	Interactive Brokers	12	438,000	365.00	8/12/2022	10,764
Total Put Options (Premiums Paid $103,017) - 1.41%						$ 84,006

TOTAL PURCHASED OPTIONS (Premiums Paid $103,017) - 1.41%	**$ 84,006**

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at June 30, 2022.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

ETF - Exchange Traded Funds

The accompanying notes are an integral part of these financial statements.

Annual Report | 16

WEST HILLS FUND

SCHEDULE OF WRITTEN OPTIONS

JUNE 30, 2022

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at June 30, 2022.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

ETF - Exchange Traded Funds

The accompanying notes are an integral part of these financial statements.

Annual Report | 17

CAMELOT FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2022

Shares		Fair Value

COMMON STOCKS - 72.85%

Automotive - 0.00%
5,926	Exide Technologies ^ †	$ -
101,663	Flyht Aerospace Solutions, Inc. (Canada) ^ † *	-
		-
Bakery Products - 0.60%
479,411	Bab, Inc.	419,485

Beverages - 0.46%
6,000	Anheuser-Busch InBev SA/NV ADR	323,700

Biotech & Pharma - 0.00%
167,850	Inyx, Inc. ● *	17

Canned, Frozen & Preservd Fruit, Veg & Food Specialties - 4.19%
70,000	TreeHouse Foods, Inc. (a)	2,927,400

Communication Services - 0.24%
4,675	Intelsat Emergence SA (Luxembourg) ●	168,627

Computer & Office Equipment - 0.81%
4,000	International Business Machines Corp. (a)	564,760

Construction & Engineering - 0.06%
25,935	WeBuild SpA ADR	40,206

Deep Sea Foreign Transportation of Freight - 0.31%
76,000	Teekay Corp. (Bermuda) *	218,880

Drug Manufacturers - General - 0.26%
3,000	Bayer AG (Germany)	177,840

Electric & Other Services Combines - 6.92%
12,000	Duke Energy Corp. (a) (b)	1,286,520
47,000	Evergy, Inc. (b)	3,066,750
10,000	PNM Resources, Inc.	477,800
		4,831,070
Electrical Industrial Apparatus - 0.42%
20,000	Hollysys Automation Technologies, Ltd. (China)	296,000

Federal & Federally-Sponsored Credit Agencies - 0.06%
100,000	Federal National Mortgage Association Fannie Mae *	43,380

Food & Kindred Products - 0.49%
10,000	Conagra Brands, Inc.	342,400

Gaming, Lodging & Restaurants - 0.14%
10,000	Guoco Group Ltd. (Bermuda)	100,797

The accompanying notes are an integral part of these financial statements.

Annual Report | 18

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2022

Shares		Fair Value

Gold and Silver Ores - 2.48%
22,000	Agnico Eagle Mines Ltd. (Canada) (a)	$ 1,006,720
15,000	Barrick Gold Corp. (Canada) (a)	265,350
50,000	Gold Fields Ltd. ADR (a)	456,000
		1,728,070
Grain Mill Products - 1.18%
10,000	Post Holdings, Inc. (a) *	823,500

Guided Missiles & Space Vehicles & Parts - 1.86%
32,000	Aerojet Rocketdyne Holdings, Inc. (a) *	1,299,200

Hotels & Motels - 0.42%
10,000	MGM Resorts International	289,500

Hotels, Rooming Houses, Camps & Other Lodging Places - 0.41%
8,000	Hilton Grand Vacations, Inc. (a) *	285,840

Industrial Inorganic Chemicals - 1.32%
55,000	Tronox Holdings PLC (a)	924,000

Industrial Organic Chemicals - 1.19%
7,000	International Flavors & Fragrances, Inc. (a) (b)	833,840

Industrial Products - 2.81%
3,200	Gates Industrial Corp. PLC *	34,592
30,000	Mercury Systems, Inc. (a) *	1,929,900
		1,964,492
Industrial Services - 1.18%
1,022,580	Astaldi SpA SPF (Italy) ● †	50,618
60,000	JetBlue Airways Corp. *	502,200
4,000	Ryanair Holdings PLC ADR (a) *	269,000
		821,818
Insurance Agents. Brokers & Services - 1.98%
7,000	Willis Towers Watson PLC (United Kingdom) (a)	1,381,730

Internet Content & Information - 0.11%
1,500	Scout24 SE ADR	77,780

Investment Advice - 2.61%
39,000	KKR & Co., Inc. Class A (a)	1,805,310
600	TPG, Inc. Class A	14,346
		1,819,656
Investment Companies - 4.76%
3,700	Agile Growth Corp. Class A *	36,334
4,400	Ahren Acquisition Corp. (Cayman Islands) *	44,000
5,000	AIB Acquisition Corp. *	50,900

The accompanying notes are an integral part of these financial statements.

Annual Report | 19

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2022

Shares		Fair Value

Investment Companies - 4.76% (continued)
30,000	Aurora Technology Acquisition Corp. *	$ 300,000
10,000	Blue World Acquisition Corp *	100,300
13,000	BYTE Acquisition Corp. Class A *	127,790
14,300	Corazon Capital V838 Monoceros Corp. Class A *	139,854
4,800	Disruptive Acquisition Corp. I Class A *	46,992
6,400	FTAC Hera Acquisition Corp. Class A *	62,720
5,000	G3 VRM Acquisition Corp. Class A *	51,100
3,750	Hudson Executive Investment Corp. III Class A *	36,769
3,000	Independence Holdings Corp. Class A *	29,400
7,000	Investcorp Europe Acquisition Corp. I (Cayman Islands) *	70,140
4,000	Jaguar Global Gorwth Corp. I *	41,000
7,500	Khosla Ventures Acquisition Co. III Class A *	72,975
1,800	Kismet Acquisition Three Corp. Class A *	17,622
1,900	Kismet Acquisition Two Corp. Class A *	18,582
29,400	KKR Acquisition Holdings I Corp. Class A *	287,826
5,000	Lakeshore Acquisition II Corp. (China) *	50,250
3,150	LDH Growth Corp. I Class A *	30,775
6,200	Levere Holdings Corp. Class A (Cayman Islands) *	60,636
3,000	Medicus Sciences Acquisition Corp. Class A *	29,340
7,300	Northern Star Investment Corp. III Class A *	71,540
25,000	OceanTech Acquisitions I Corp. *	253,250
33,000	Pershing Square Tontine Holdings, Ltd. Class A *	659,010
3,600	PWP Forward Acquisition Corp. I Class A *	35,136
9,400	Rice Acquisition Corp. II Class A *	92,590
6,220	Rocket Internet Growth Opportunities Corp. Class A (Cayman Islands) *	60,832
4,000	Sandbridge X2 Corp. Class A *	39,000
15,000	SPAC II Acquisition Corp. (Hong Kong) *	150,000
6,100	TCW Special Purpose Acquisition Corp. Class A *	59,475
5,700	Velocity Acquisition Corp. Class A *	55,689
14,400	Zimmer Energy Transition Acquisition Corp. *	140,688
		3,322,515
Meat Packing Plants - 0.06%
14,800	BRF S.A. ADR *	37,888

Media - 0.58%
50,000	30DC, Inc. # *	940
11,249	Clear Channel Outdoor Holdings, Inc. *	12,036
30,000	Prosus N.V. ADR	392,700
		405,676
Metals & Mining - 0.00%
109,444	Sacre-Coeur Minerals Ltd. (Canada) ^ †	-

Mineral Royalty Traders - 0.61%
4,000	Royal Gold, Inc. (a)	427,120

The accompanying notes are an integral part of these financial statements.

Annual Report | 20

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2022

Shares		Fair Value

Motor Vehicle Parts & Accessories - 0.51%
5,000	Autoliv, Inc. (Sweden) (a)	$ 357,850

National Commercial Banks - 0.79%
12,000	Citigroup, Inc.	551,880

Oil & Gas - 0.38%
1,600	Hess Midstream LP Class A	44,800
10,400	Magnolia Oil & Gas Corp. Class A (a)	218,296
		263,096
Oil, Gas & Coal - 0.83%
4,000	Chevron Corp. (b)	579,120
16	Seadrill 2021 Ltd. (United Kingdom) *	499
		579,619
Opeators of Nonresidential Buildings - 0.06%
1,004	Brookfield Asset Management, Inc. Class A (Canada)	44,648

Ophthalmic Goods - 0.05%
2,300	Bausch & Lomb Corp. (Canada) *	35,052

Passenger Transportation - 0.10%
23,000	Transat AT, Inc. Class B (Canada) *	66,443

Petroleum Refining - 2.35%
40,000	BP PLC ADR (a)	1,134,000
15,000	CVR Energy, Inc. (a)	502,500
		1,636,500
Pharmaceutical Preparations - 4.02%
65,000	Bausch Health Cos., Inc. (Canada) (a) *	543,400
12,500	BioMarin Pharmaceutical, Inc. (a) *	1,035,875
30,000	Emisphere Technologies, Inc. Δ *	234,300
35,000	Maravai LifeSciences Holdings, Inc. Class A (a) *	994,350
		2,807,925
Radio & TV Broadcasting & Communications Equipment - 2.33%
145,009	KVH Industries, Inc. *	1,261,578
12,000	ViaSat, Inc. *	367,560
		1,629,138
Radio Broadcasting Stations - 0.05%
4,610	iHeartMedia, Inc. Class A *	36,373

Real Estate - 1.09%
16,500	CA Immobilien Anlagen AG (Austria)	523,173
10,000	S Immo AG (Austria)	238,461
		761,634
Renewable Energy - 0.46%
20,450	Archaea Energy, Inc. Class A (a) *	317,588

The accompanying notes are an integral part of these financial statements.

Annual Report | 21

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2022

Shares		Fair Value

Retail - Department Stores - 0.08%
791	Neiman-Marcus Group Parent LLC † ● *	$ 55,370

Retail-Eating Places - 0.50%
7,000	Restaurant Brands International, Inc. (Canada)	351,050

Retail-Retail Stores - 1.29%
14,000	JD.com, Inc. ADR	899,080

Semiconductors & Related Devices - 0.73%
15,000	MaxLinear, Inc. Class A (a) *	509,700

Services-Business Services - 2.09%
5,000	Alibaba Group Holdings Ltd. ADR *	568,400
10,000	Fiserv, Inc. (a) *	889,700
		1,458,100
Services-Computer Processing & Data Preparation - 0.69%
29,000	Sohu.com Ltd. ADR *	480,530

Services-Computer Programming, Data Processing - 0.76%
7,000	IAC/InterActiveCorp Class A (a) *	531,790

Services-Computer Integrated Systems Design - 0.01%
800	Kyndryl Holdings, Inc. *	7,824

Services-Educational Services - 0.31%
36,000	Tarena International, Inc. ADR *	215,640

Services-Employment Agencies - 1.34%
15,400	51job, Inc. ADR *	937,860

Services-Miscellaneous Amusement & Recreation - 3.03%
14,000	Madison Square Garden Sports Corp. Class A (a) *	2,114,000

Services-Prepackaged Software - 3.18%
3,000	Microsoft Corp.	770,490
27,000	NortonLifeLock, Inc. (a)	592,920
7,000	Take-Two Interactive Software, Inc. (a) *	857,710
		2,221,120
Specialty Cleaning, Polishing and Sanitation Preparations - 0.71%
3,500	Clorox Co. (a)	493,430

Telecommunications - 0.22%
44,529	NII Holdings, Inc. ^ Δ *	22,265
50,000	Telecom Italia SpA/Milano ADR	129,500
		151,765

The accompanying notes are an integral part of these financial statements.

Annual Report | 22

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2022

Shares		Fair Value

Television Broadcasting Stations - 4.62%
76,000	Liberty Media Corp. - Liberty SiriusXM Series A (a) *	$ 2,739,040
19,562	Paramount Global Class B	482,790
		3,221,830
Utilities - 1.09%
20,000	NRG Energy, Inc. (a)	763,400

Waste & Environmental Services & Equipment - 0.00%
43,000	Strategic Environmental & Energy Resources, Inc. ^ † # *	1,961

Wholesale-Groceries & Related Products - 0.66%
15,000	US Foods Holding Corp. *	460,200

TOTAL FOR COMMON STOCKS (Cost $56,213,743) - 72.85%		50,859,583

REAL ESTATE INVESTMENT TRUST - 5.17%
20,500	Crown Castle International Corp. (a) (b)	3,451,790
3,400	UDR, Inc.	156,536
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $3,734,045) - 5.17%		3,608,326

ESCROW SHARES - 0.00%
1,777	Exide Technologies ^ † *	-
TOTAL FOR ESCROW SHARES (Cost $1,687) - 0.00%		-

ASSET-BACKED SECURITIES - 0.15%
3,882	AFC Home Equity Loan Trust Series 2000-02 Class 1A, 2.41% (1 Month LIBOR USD + 0.79%), 6/25/2030 ** ●	3,243
94,140	Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1 Class M3, 2.33% (1 Month LIBOR USD + 0.705%), 2/25/2035 ** ●	91,456
275,353	Countrywide Asset-Backed Certificates Series 2007-11 Class 2M2, 1.94% (1 Month LIBOR USD + 0.32%), 9/25/2037 ** ●	10,061
TOTAL FOR ASSET-BACKED SECURITIES (Cost $107,973) - 0.15%		104,760

CONTINGENT VALUE RIGHTS - 0.00%

Communication Services - 0.00%
489	Intelsat CVR Class A (Luxembourg)	-
489	Intelsat CVR Class B (Luxembourg)	-
		-
Investment Companies - 0.00%
5,000	G3 VRM Acquisition Corp. Class A Δ	500

TOTAL FOR CONTINGENT VALUE RIGHTS (Cost $0) - 0.00%		500

The accompanying notes are an integral part of these financial statements.

Annual Report | 23

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2022

Shares		Fair Value

CONVERTIBLE BONDS - 0.06%

Radio Telephone Communications - 0.06%
86,522	Digicel Group 0.5 Ltd. Private Placement Series 144A Conv. (Bermuda) 7.00% Perpetual ● #	$ 38,935
TOTAL FOR CONVERTIBLE BONDS (Cost $6,401) - 0.06%		38,935

CORPORATE BONDS - 0.37%

Automotive - 0.00%
546,810	Exide Technologies 11.00%, 4/30/2022 + † ^ #	-

Financial Services - 0.01%
5,000,000	Hellas Telecommunication Luxembourg II SCA Series 144a (United Kingdom) 6.054%, (3 Month LIBOR USD + 5.75% ) 1/15/2015 + ^ # †	6,250
130,000	Lehman Brothers Holdings, Inc. Series MTNG 0.00% (1 Month CPI YOY + 2.25%), 07/08/2014 ** + ●	390
100,000	Lehman Brothers Holdings, Inc. Series LEHN 5.50%, 02/27/2020 + ●	300
		6,940
Oil, Gas & Coal - 0.21%
152,109	Paratus Energy Services Private Placement Series 144A (United Kingdom) 10.00%, 7/15/2026 ●	144,503

Radio Telephone Communications - 0.05%
56,074	Digicel Group 0.5 Ltd. Private Placement Series 144A (Bermuda) 8.0%, 04/01/2025 ● #	38,403

Retail-Grocery Stores - 0.00%
50,000	Winn Dixie Stores, Inc. 8.875%, 4/01/2008 ●	-

Sovereign - 0.10%
1,000,000	Lebanese Republic Series GMTN (Lebanon) 6.15%, 6/19/2020 + ●	70,420

Venture Capital - 0.00%
25,000	Infinity Capital Group 7.00%, 12/31/2049 + ^ † #	-

TOTAL FOR CORPORATE BONDS (Cost $1,310,376) - 0.37%		260,266

MORTGAGE-BACKED SECURITIES - 0.02%
86,245	GNR Government National Mortgage Series 2019-108 Class NI 4.00%, 8/20/2049 ● ~	2,662
141,065	GSR Mortgage Loan Trust Series 2005-5F Class B2 5.75152%, 6/25/2035 ● ~	9,582
TOTAL FOR MORTGAGE-BACKED SECURITIES (Cost $97,127) - 0.02%		12,244

The accompanying notes are an integral part of these financial statements.

Annual Report | 24

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2022

Shares		Fair Value

MUNICIPAL BONDS - 0.38%

Puerto Rico - 0.38%
17,074	Puerto Rico Commonwealth Restructured Series A1 4.00%, 7/01/2037 ●	$ 15,106
24,036	Puerto Rico Commonwealth Restructured Series A1 5.625%, 7/01/2029 ●	25,809
23,345	Puerto Rico Commonwealth Restructured Series A1 5.75%, 7/01/2031 ●	25,494
22,136	Puerto Rico Commonwealth Restructured Series A1 4.00%, 7/01/2033 ●	20,282
19,896	Puerto Rico Commonwealth Restructured Series A1 4.00%, 7/01/2035 ●	17,818
10,000	Puerto Rico Electric Power Authority Series CCC 4.25%, 7/01/2021 + ●	8,438
10,000	Puerto Rico Electric Power Authority Series CCC 4.25%, 7/01/2023 + ●	8,437
75,000	Puerto Rico Electric Power Authority Series DDD 3.50%, 7/01/2020 + ●	59,906
30,000	Puerto Rico Electric Power Authority Series DDD 3.625%, 7/01/2021 + ●	23,963
55,000	Puerto Rico Electric Power Authority Series TT 5.00%, 7/01/2020 + ●	46,612
15,000	Puerto Rico Electric Power Authority Series WW 5.50%, 7/01/2019 + ●	12,769
		264,634

TOTAL FOR MUNICIPAL BONDS (Cost $258,996) - 0.38%		264,634

PREFERRED STOCKS - 1.35%

Government Agencies - 1.18%
19,000	Federal Home Loan Mortgage Corp. Series B 0.00%, (3 Month LIBOR USD + 0.1377%) Perpetual ** ∞	84,360
55,000	Federal Home Loan Mortgage Corp. Series H 5.10%, Perpetual ∞	249,150
4,500	Federal Home Loan Mortgage Corp. Series F 0.00%, Perpetual ∞	21,150
10,600	Federal Home Loan Mortgage Corp. Series M 0.00%, (2 Year CMT + 0.10%) Perpetual ** ∞	48,018
42,879	Federal Home Loan Mortgage Corp. Series Q 0.00%, (2 Year CMT + 0.20%) Perpetual ** ∞	189,954
25,000	Federal Home Loan Mortgage Corp. Series S 0.00%, (3 Month LIBOR USD + 0.50%) Perpetual ** ∞	113,750
20,000	Federal National Mortgage Corp. Series T 8.25%, Perpetual ∞	64,200
5,500	Federal National Mortgage Corp. Series H 5.81%, Perpetual ∞	28,765
700	Federal National Mortgage Corp. Series I 5.375%, Perpetual ∞	3,395
4,440	Federal National Mortgage Corp. Series M 4.75%, Perpetual ∞	21,134
360	Federal National Mortgage Corp. Series N 5.50%, Perpetual ∞	1,854
		825,730
Insurance - 0.01%
10	MBIA Insurance Corp. Series 144a 4.707%, Perpetual ^ # †	10,000

Real Estate - 0.02%
722	Brookfield Property Partners LP 6.25% (Bermuda)	14,286

Television Broadcasting Stations - 0.14%
2,400	Paramount Global Series A 5.75%, 4/01/2024	94,752

TOTAL FOR PREFERRED STOCKS (Cost $2,081,235) - 1.35%		944,768

The accompanying notes are an integral part of these financial statements.

Annual Report | 25

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2022

Shares		Fair Value

STRUCTURED NOTES - 0.00%

Financial Services - 0.00%
110,000	Lehman Brothers Holdings, Inc. Series MTN1 0.00%, (1 Month CPI YOY + 2.25%) 2/17/2015 + ● **	$ 440
100,000	Lehman Brothers Holdings, Inc. Series MTNG 7.00%, 1/28/2020 + ● **	300
100,000	Lehman Brothers Holdings, Inc. Series MTNH 8.25%, 9/23/2020 + ● **	300
200,000	Lehman Brothers Holdings, Inc. Series MTN 8.75%, 2/14/2023 + ● **	600
TOTAL FOR STRUCTURED NOTES (Cost $0) - 0.00%		1,640

WARRANTS - 0.01% (c)

Communication Services - 0.00%
6	Intelsat Emergence SA, 2/17/2027 @ $77 (Notional Value $216) (Luxembourg)	-

Investment Companies - 0.01%
1,233	Agile Growth Corp. Class A, 12/31/2027 @ $11.50 (Notional Value $12,108) *	247
375	Alpha Capital Acquisition Co. Class A, 12/31/2027 @ $11.50 (Notional Value $3,705) (Cayman Islands) *	98
1,300	Arctos Northstar Acquisition Corp. Class A, 12/31/2028 @ $11.50 (Notional Value $12,766) *	161
6,500	BYTE Acquisition Corp. Class A, 12/31/2028 @ $11.50 (Notional Value $63,895) *	585
4,766	Corazon Capital V838 Monoceros Corp. Class A, 12/31/2028 @ $11.50 (Notional Value $46,611) *	584
2,066	DHC Acquisition Corp. Class A, 12/31/2027 @ $11.50 (Notional Value $20,247) *	151
1,600	Disruptive Acquisition Corp. I Class A, 03/06/2026 @ $11.50 (Notional Value $15,664) *	96
1,600	FTAC Hera Acquisition Corp. Class A, 12/31/2027 @ $11.50 (Notional Value $15,680) *	384
300	Goldenbridge Acquisition Ltd., 10/28/2025 @ $11.50 (Notional Value $3,042) (Hong Kong) *	27
780	Hudson Executive Investment Corp. III Class A, 12/31/2028 @ $11.50 (Notional Value $7,652) *	81
600	Independence Holdings Corp. Class A, 03/31/2028 @ $11.50 (Notional Value $5,880) *	126
600	Kismet Acquisition Three Corp. Class A, 12/31/2027 @ $11.50 (Notional Value $5,874) *	24
633	Kismet Acquisition Two Corp. Class A, 12/31/2027 @ $11.50 (Notional Value $6,191) *	51
7,350	KKR Acquisition Holdings Corp. I Class A, 12/31/2027 @ $11.50 (Notional Value $71,957) *	2,646
630	LDH Growth Corp. I Class A, 12/31/2028 @ $11.50 (Notional Value $6,155) *	157
2,066	Levere Holdings Corp. Class A, 12/31/2028 @ $11.50 (Notional Value $20,205) (Cayman Islands) *	186
333	Medicus Sciences Acquisition Corp. Class A , 12/31/2027 @ $11.50 (Notional Value $3,257) *	77

The accompanying notes are an integral part of these financial statements.

Annual Report | 26

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2022

Shares		Fair Value

Investment Companies - 0.01% (continued)
1,216	Northern Star Investment Corp. III Class A, 02/25/2028 @ $11.50 (Notional Value $11,917) *	$ 268
1,216	Northern Star Investment Corp. IV Class A, 12/31/2027 @ $11.50 (Notional Value $11,917) *	231
720	PWP Forward Acquisition Corp. I Class A, 03/09/2026 @ $11.50 (Notional Value $7,027) *	130
2,350	Rice Acquisition Corp. II Class A, 03/12/2026 @ $11.50 (Notional Value $22,936) *	705
1,575	Rocket Internet Growth Opportunities Corp. Class A, 12/31/2027 @ $11.50 (Notional Value $15,404) (Cayman Islands) *	273
1,333	Sandbridge X2 Corp. Class A, 12/31/2027 @ $11.50 (Notional Value $12,997) *	107
2,033	TCW Special Purpose Acquisition Corp. Class A, 12/31/2028 @ $11.50 (Notional Value $19,822) *	447
1,900	Velocity Acquisition Corp. Class A, 02/26/2027 @ $11.50 (Notional Value $18,563) *	190
		8,032

TOTAL FOR WARRANTS (Cost $0) - 0.01%		8,032

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $4,219,563) - 6.62%		4,618,315

MONEY MARKET FUND - 11.38%
7,945,514	Goldman Sachs Tr Financial Square Government Fund - Institutional Class 1.35%	7,945,514
TOTAL FOR MONEY MARKET FUND (Cost $7,945,514) - 11.38%		7,945,514

TOTAL INVESTMENTS (Cost $75,976,660) *** - 98.36%		68,667,517

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $3,805,364) - (3.98)%		(2,781,010)

ASSETS IN EXCESS OF LIABILITIES, NET - 5.62%		3,923,289

NET ASSETS - 100.00%		$69,809,796

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at June 30, 2022.

*** Refer to Note 11 for tax cost.

ADR - American Depositary Receipt.

(a) Subject to written option contracts.

(b) All or a portion of this security is held as collateral for written options. Total value of collateral for written options is $9,218,020 representing 13.20% of net assets.

(c) The notional amount is calculated by multiplying outstanding shares by the spot price at June 30, 2022.

+ Default Bonds

∞ Distressed Securities

● Level 2 Security

~ Variable Rate Security. The coupon is based on an underlying pool of loans.

^ Indicates a fair valued security. Total market value for fair valued securities is $40,476 representing 0.06% of net assets and Level 3 securities.

# Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933, as amended, is $96,489 representing 0.14% of net assets.

† Indicates an illiquid security. Total market value for illiquid securities is $124,199 representing 0.18% of net assets.

Δ Indicates a delisted security. Total market value for delisted securities is $257,065 representing 0.37% of net assets.

The accompanying notes are an integral part of these financial statements.

Annual Report | 27

CAMELOT FUND

SCHEDULE OF PURCHASED OPTIONS

JUNE 30, 2022

CALL OPTIONS - 6.49% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value
Elanco Animal Health, Inc. ?	Susquehanna	930	$ 930,000	$ 10.00	1/20/2023	$ 920,700
Energy Select Sector SPDR Fund ?	Susquehanna	300	1,200,000	40.00	9/16/2022	952,500
Fiserv, Inc. ?	Susquehanna	235	1,410,000	60.00	9/16/2022	692,075
Fiserv, Inc. ?	Susquehanna	70	490,000	70.00	12/16/2022	153,650
International Business Machines Corp.	Susquehanna	40	440,000	110.00	1/20/2023	126,400
Madison Square Garden Sports Corp. ?	Susquehanna	45	675,000	150.00	8/19/2022	33,975
Norwegian Cruise Line Holdings Ltd. ?	Susquehanna	810	405,000	5.00	1/20/2023	530,550
Royal Caribbean Cruises Ltd. ?	Susquehanna	170	425,000	25.00	12/16/2022	226,525
TreeHouse Foods, Inc. ?	Susquehanna	500	1,750,000	35.00	8/19/2022	377,500
Zendesk, Inc. ?	Susquehanna	115	345,000	30.00	12/16/2022	513,475
Total Call Options (Premiums Paid $4,124,248) - 6.49%						$ 4,527,350

PUT OPTIONS - 0.13% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value
Invesco CurrencyShares Euro Currency Trust ?	Susquehanna	113	$ 1,186,500	$ 105.00	9/16/2022	$ 90,965
Total Put Options (Premiums Paid $95,315) - 0.13%						$ 90,965

TOTAL PURCHASED OPTIONS (Premiums Paid $4,219,563) - 6.62%	$ 4,618,315

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at June 30, 2022.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

● Level 2 Security

The accompanying notes are an integral part of these financial statements.

Annual Report | 28

CAMELOT FUND

SCHEDULE OF WRITTEN OPTIONS

JUNE 30, 2022

CALL OPTIONS - (3.98)% *

Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value
Aerojet Rocketdyne Holdings, Inc. ?	Susquehanna	(160)	$ (640,000)	$ 40.00	11/18/2022	$ (62,400)
Aerojet Rocketdyne Holdings, Inc. ?	Susquehanna	(160)	(640,000)	40.00	12/16/2022	(67,200)
Agnico Eagle Mines Ltd. (Canada)	Susquehanna	(70)	(420,000)	60.00	1/20/2023	(13,580)
Agnico Eagle Mines Ltd. (Canada)	Susquehanna	(70)	(420,000)	60.00	9/16/2022	(4,340)
Agnico Eagle Mines Ltd. (Canada) ?	Susquehanna	(80)	(480,000)	60.00	11/18/2022	(10,400)
Archaea Energy, Inc. ?	Susquehanna	(200)	(400,000)	20.00	9/16/2022	(19,000)
Autolive, Inc. (Sweden) ?	Susquehanna	(50)	(400,000)	80.00	11/18/2022	(21,500)
Barrick Gold Corp. (Canada)	Susquehanna	(150)	(345,000)	23.00	9/16/2022	(2,250)
Bausch Health Cos., Inc. (Canada)	Susquehanna	(250)	(475,000)	19.00	7/15/2022	(250)
BioMarin Pharmaceutical, Inc. ?	Susquehanna	(125)	(1,000,000)	80.00	10/21/2022	(119,375)
BP PLC ADR	Susquehanna	(200)	(620,000)	31.00	7/15/2022	(3,400)
BP PLC ADR	Susquehanna	(200)	(580,000)	29.00	10/21/2022	(44,000)
Crown Castle International Corp. ?	Susquehanna	(205)	(3,485,000)	170.00	1/20/2023	(266,500)
Clorox Co.	Susquehanna	(35)	(507,500)	145.00	7/15/2022	(6,825)
CVR Energy, Inc.	Susquehanna	(150)	(375,000)	25.00	12/16/2022	(160,500)
Duke Energy Corp.	Susquehanna	(70)	(735,000)	105.00	8/19/2022	(33,950)
Duke Energy Corp.	Susquehanna	(50)	(500,000)	100.00	1/20/2023	(55,500)
Elanco Animal Health, Inc. ?	Susquehanna	(370)	(999,000)	27.00	1/20/2023	(15,725)
Elanco Animal Health, Inc.	Susquehanna	(200)	(540,000)	27.00	9/16/2022	(2,000)
Elanco Animal Health, Inc. ?	Susquehanna	(220)	(594,000)	27.00	10/21/2022	(2,750)
Fiserv, Inc. ?	Susquehanna	(235)	(2,350,000)	100.00	9/16/2022	(43,475)
Gold Fields Ltd. ADR ?	Susquehanna	(500)	(500,000)	10.00	1/20/2023	(57,500)
Hilton Grand Vacations, Inc.	Susquehanna	(80)	(360,000)	45.00	10/21/2022	(8,480)
IAC/InterActiveCorp	Susquehanna	(40)	(400,000)	100.00	12/16/2022	(11,200)
International Business Machines Corp. ?	Susquehanna	(40)	(520,000)	130.00	1/20/2023	(70,400)
International Business Machines Corp. ?	Susquehanna	(40)	(520,000)	130.00	1/20/2023	(75,700)
International Flavors & Fragrances, Inc. ?	Susquehanna	(70)	(910,000)	130.00	11/18/2022	(37,800)
Invesco CurrencyShares Euro Currency Trust ?	Susquehanna	(113)	(1,186,500)	105.00	9/16/2022	(1,130)
KKR & Co., Inc. Class A ?	Susquehanna	(390)	(1,755,000)	45.00	9/16/2022	(198,900)
Liberty Media Corp. ?	Susquehanna	(350)	(1,575,000)	45.00	10/21/2022	(43,750)
Liberty Media Corp. ?	Susquehanna	(110)	(440,000)	40.00	10/21/2022	(15,950)
Liberty Media Corp. - Liberty SiriusXM Series A ?	Susquehanna	(110)	(495,000)	45.00	7/15/2022	(37,400)
Madison Square Garden Sports Corp. ?	Susquehanna	(30)	(510,000)	170.00	8/19/2022	(7,500)
Madison Square Garden Sports Corp. ?	Susquehanna	(90)	(1,800,000)	200.00	8/19/2022	(5,400)
Madison Square Garden Sports Corp. ?	Susquehanna	(30)	(465,000)	155.00	11/18/2022	(30,300)
Madison Square Garden Sports Corp. ?	Susquehanna	(35)	(630,000)	180.00	11/18/2022	(8,575)

The accompanying notes are an integral part of these financial statements.

Annual Report | 29

CAMELOT FUND

SCHEDULE OF WRITTEN OPTIONS (CONTINUED)

JUNE 30, 2022

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at June 30, 2022.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

● Level 2 Security

The accompanying notes are an integral part of these financial statements.

Annual Report | 30

FRANK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2022

	Value Fund	West Hills Fund	Camelot Fund
Assets:
Investments in Securities, at Fair Value (Cost $14,575,967, $6,013,861 and $75,976,660, respectively)	$15,502,277	$5,715,757	$68,667,517
Deposit with Brokers	213,890	253,524	3,809,873
Receivables:
Dividends and Interest	28,743	23,502	45,196
Shareholder Subscriptions	3,000	-	211,317
Portfolio Securities Sold	115,532	22,053	-
Due from Adviser	-	5,584	-
Prepaid Expenses	-	1,629	8,604
Total Assets	15,863,442	6,022,049	72,742,507
Liabilities:
Covered Call Options Written at Fair Value (Premiums received $0, $57,743 and $3,805,364, respectively)	-	37,254	2,781,010
Payables:
Advisory Fees	12,447	-	67,048
Administrative Fees	2,874	2,140	10,996
Interest	-	74	-
Shareholder Redemptions	32,845	-	29,587
Portfolio Securities Purchased	311,469	13,134	-
Chief Compliance Officer Fees	-	2,630	2,731
Distribution Fees	8,988	-	1,213
Trustee Fees	-	196	203
Accrued Expenses	-	14,757	39,923
Total Liabilities	368,623	70,185	2,932,711

Net Assets	$15,494,819	$5,951,864	$69,809,796

Net Assets Consist of:
Paid In Capital	$14,004,384	$6,919,429	$71,692,085
Distributable Earnings (Deficit)	1,490,435	(967,565)	(1,882,289)
Net Assets	$15,494,819	$5,951,864	$69,809,796
Shares outstanding (unlimited number of shares authorized with no par value)		752,501
Net Asset Value Per Share		$ 7.91
Redemption Price Per Share ($7.91 x 0.98) *		$ 7.75

Investor Class:
Net Assets	$ 4,376,920
Shares outstanding (unlimited number of shares authorized with no par value)	327,574
Net Asset Value	$ 13.36
Redemption Price Per Share ($13.36 x 0.98) *	$ 13.09

Class A:
Net Assets			$10,007,394
Shares outstanding (unlimited number of shares authorized with no par value)			475,975
Net Asset Value			$ 21.02
Offering Price Per Share ($21.02/ 94.50%) (Note 2)			$ 22.24
Redemption Price Per Share ($21.02 x 0.98) *			$ 20.60

Class C:
Net Assets	$ 818,463
Shares outstanding (unlimited number of shares authorized with no par value)	67,204
Net Asset Value	$ 12.18
Redemption Price Per Share ($12.18 x 0.98) *	$ 11.94

Institutional Class:
Net Assets	$10,299,436		$59,802,402
Shares outstanding (unlimited number of shares authorized with no par value)	758,513		2,792,974
Net Asset Value	$ 13.58		$ 21.41
Redemption Price Per Share ($13.58 x 0.98 & $21.41 x 0.98) *	$ 13.31		$ 20.98

* The Funds will impose a 2% redemption fee on shares redeemed within 5 business days of purchase for the Value, West Hills, and Camelot Funds.

The accompanying notes are an integral part of these financial statements.

Annual Report | 31

FRANK FUNDS

STATEMENTS OF OPERATIONS

        FOR THE YEAR ENDED JUNE 30, 2022

	Value Fund	West Hills Fund	Camelot Fund
Investment Income:
Dividends (a)	$ 246,158	$ 78,296	$ 628,228
Interest	78,751	49	61,459
Total Investment Income	324,909	78,345	689,687

Expenses:
Advisory Fees	154,942	55,981	631,843
Administration Fees	35,756	11,875	99,281
Accounting Fees	-	20,042	38,900
Servicing Account Fees	-	-	43,843
Transfer Agent Fees	-	-	16,650
Chief Compliance Officer Fees	-	32,000	32,000
Audit Fees	-	18,501	40,953
Distribution Fees	21,483	-	12,326
Legal Fees	-	8,506	8,453
Custody Fees	-	4,832	17,802
Trustee Fees	-	2,802	2,398
Printing and Mailing Expense	-	347	3,265
Interest Expense	-	3,545	6,930
Miscellaneous Fees	-	5,080	18,818
Registration Fees	-	8,660	45,888
Total Expenses	212,181	172,171	1,019,350
Fees Waived and/or Reimbursed by the Adviser	-	(84,372)	(146,030)
Net Expenses	212,181	87,799	873,320

Net Investment Income (Loss)	112,728	(9,454)	(183,633)

Realized Gain (Loss) on:
Investments and Foreign Currency Transactions	1,196,758	88,567	7,702,343
Written Options	-	204,903	(211,054)
Securities Sold Short	-	-	44,164
Net Realized Gain on Investments, Proceeds from Litigation, Written Options, Securities Sold Short and Foreign Currency Transactions	1,196,758	293,470	7,535,453

Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Foreign Currency Transactions	(2,216,496)	(823,347)	(11,710,470)
Written Options	-	18,415	3,417,373
Net Change in Unrealized Depreciation on Investments, Options and Foreign Currency Transactions	(2,216,496)	(804,932)	(8,293,097)

Realized and Unrealized Loss on Investments, Proceeds from Litigation, Options, Securities Sold Short and Foreign Currency Transactions	(1,019,738)	(511,462)	(757,644)

Net Decrease in Net Assets Resulting from Operations	$ (907,010)	$(520,916)	$ (941,277)

(a) Foreign withholding taxes on dividends.	$ (401)	$ -	$ (1,276)

The accompanying notes are an integral part of these financial statements.

Annual Report | 32

VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Years Ended
	6/30/2022	6/30/2021
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 112,728	$ 95,466
Net Realized Gain (Loss) on:
Investments and Foreign Currency Transactions	1,196,758	336,287
Unrealized Appreciation (Depreciation) on:
Investments and Foreign Currency Transactions	(2,216,496)	1,395,391
Net Increase (Decrease) in Net Assets Resulting from Operations	(907,010)	1,827,144

Distributions to Shareholders:
Distributions
Investor Class	(219,754)	(129)
Class C	(39,911)	(28)
Institutional Class	(548,278)	(203)
Total Distributions Paid to Shareholders	(807,943)	(360)

Capital Share Transactions	(708)	2,793,011

Total Increase (Decrease) in Net Assets	(1,715,661)	4,619,795

Net Assets:
Beginning of Year	17,210,480	12,590,685

End of Year	$15,494,819	$17,210,480

 The accompanying notes are an integral part of these financial statements.

Annual Report | 33

WEST HILLS FUND+

STATEMENTS OF CHANGES IN NET ASSETS

	Years Ended
	6/30/2022	6/30/2021
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (9,454)	$ 2,419
Net Realized Gain (Loss) on:
Investments	87,945	(68,228)
Proceeds from Securities Litigation	622	2,105
Written Options	204,903	30,516
Unrealized Appreciation (Depreciation) on:
Investments	(823,347)	525,243
Written Options	18,415	2,074
Net Increase (Decrease) in Net Assets Resulting from Operations	(520,916)	494,129

Distributions to Shareholders:
Distributions	-	(8,683)
Total Distributions Paid to Shareholders	-	(8,683)

Capital Share Transactions	2,092,832	3,753,913

Total Increase in Net Assets	1,571,916	4,239,359

Net Assets:
Beginning of Year	4,379,948	140,589

End of Year	$5,951,864	$4,379,948

 + On November 1, 2021, the West Hills Tactical Core Fund was renamed to West Hills Core Fund.

The accompanying notes are an integral part of these financial statements.

Annual Report | 34

CAMELOT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Years Ended
	6/30/2022	6/30/2021
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (183,633)	$ (172,718)
Net Realized Gain (Loss) on:
Investments	7,702,343	8,867,627
Proceeds from Securities Litigation	-	25,156
Written Options	(211,054)	(2,036,829)
Securities Sold Short	44,164	(820,398)
Unrealized Appreciation (Depreciation) on:
Investments	(11,710,470)	7,393,156
Written Options	3,417,373	(1,396,137)
Net Increase (Decrease) in Net Assets Resulting from Operations	(941,277)	11,859,857

Distributions to Shareholders:
Distributions:
Class A	-	(53,260)
Institutional Class	-	(202,847)
Total Distributions Paid to Shareholders	-	(256,107)

Capital Share Transactions	33,621,560	3,558,717

Total Increase in Net Assets	32,680,283	15,162,467

Net Assets:
Beginning of Year	37,129,513	21,967,046

End of Year	$ 69,809,796	$37,129,513

The accompanying notes are an integral part of these financial statements.

Annual Report | 35

VALUE FUND – INVESTOR CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year.

Years Ended				
	6/30/2022	6/30/2021	6/30/2020	6/30/2019	6/30/2018
Net Asset Value, at Beginning of Year	$ 14.85	$ 13.13	$ 11.91	$ 12.42	$ 12.61
Income (Loss) From Investment Operations:					
Net Investment Income (Loss) *	0.08	0.05	0.02	0.03	(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.88)	1.67	1.23	(0.16)	(0.16)
Total from Investment Operations	(0.80)	1.72	1.25	(0.13)	(0.19)
Distributions:					
Net Investment Income	(0.16)	- (a)	(0.03)	(0.01)	-
Realized Gains	(0.53)	-	-	(0.37)	-
Total from Distributions	(0.69)	-	(0.03)	(0.38)	-
Redemption Fees ***	-	-	-	- (a)	-
Net Asset Value, at End of Year	$ 13.36	$ 14.85	$ 13.13	$ 11.91	$ 12.42
Total Return **	(5.51)%	13.10%	10.50%	(0.99)%	(1.51)%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 4,377	$ 5,011	$ 6,763	$ 6,923	$ 10,082
Ratio of Expenses to Average Net Assets	1.37%	1.46%	1.49%	1.49%	1.49%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.54%	0.36%	0.13%	0.26%	(0.27)%
Portfolio Turnover	104.17%	54.94%	64.60%	33.73%	68.13%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a)  Amount calculated is less than $0.005

The accompanying notes are an integral part of these financial statements.

Annual Report | 36

VALUE FUND – CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year.

Years Ended				
	6/30/2022	6/30/2021	6/30/2020	6/30/2019	6/30/2018
Net Asset Value, at Beginning of Year	$ 13.62	$ 12.13	$ 11.06	$ 11.64	$ 11.90
Income (Loss) From Investment Operations:					
Net Investment Loss *	(0.03)	(0.04)	(0.07)	(0.06)	(0.12)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.80)	1.53	1.14	(0.15)	(0.14)
Total from Investment Operations	(0.83)	1.49	1.07	(0.21)	(0.26)
Distributions:					
Net Investment Income	(0.08)	- (a)	-	-	-
Realized Gains	(0.53)	-	-	(0.37)	-
Total from Distributions	(0.61)	-	-	(0.37)	-
Redemption Fees ***	-	-	-	-	-
Net Asset Value, at End of Year	$ 12.18	$ 13.62	$ 12.13	$ 11.06	$ 11.64
Total Return **	(6.23)%	12.29%	9.67%	(1.77)%	(2.18)%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 818	$ 1,061	$ 1,071	$ 991	$ 1,273
Ratio of Expenses to Average Net Assets	2.12%	2.20%	2.24%	2.24%	2.24%
Ratio of Net Investment Loss to Average Net Assets	(0.24)%	(0.28)%	(0.62)%	(0.49)%	(1.01)%
Portfolio Turnover	104.17%	54.94%	64.60%	33.73%	68.13%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a) Amount calculated is less than $0.005

The accompanying notes are an integral part of these financial statements.

Annual Report | 37

VALUE FUND – INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year.

Years Ended				
	6/30/2022	6/30/2021	6/30/2020	6/30/2019	6/30/2018
Net Asset Value, at Beginning of Year	$ 15.08	$ 13.29	$ 12.07	$ 12.59	$ 12.75
Income (Loss) From Investment Operations:					
Net Investment Income (Loss) *	0.12	0.14	0.05	0.06	- (a)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.90)	1.65	1.24	(0.17)	(0.16)
Total from Investment Operations	(0.78)	1.79	1.29	(0.11)	(0.16)
Distributions:					
Net Investment Income	(0.19)	- (a)	(0.07)	(0.04)	-
Realized Gains	(0.53)	-	-	(0.37)	-
Total from Distributions	(0.72)	-	(0.07)	(0.41)	-
Redemption Fees ***	-	-	-	-	- (a)
Net Asset Value, at End of Year	$ 13.58	$ 15.08	$ 13.29	$ 12.07	$ 12.59
Total Return **	(5.29)%	13.47%	10.76%	(0.78)%	(1.25)%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 10,299	$ 11,139	$ 4,757	$ 4,470	$ 5,449
Ratio of Expenses to Average Net Assets	1.12%	1.18%	1.24%	1.24%	1.24%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.79%	0.99%	0.38%	0.51%	0.02%
Portfolio Turnover	104.17%	54.94%	64.60%	33.73%	68.13%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a) Amount calculated is less than $0.005

The accompanying notes are an integral part of these financial statements.

Annual Report | 38

WEST HILLS FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year.

Years Ended				
	6/30/2022 +	6/30/2021 ^	6/30/2020	6/30/2019	6/30/2018
Net Asset Value, at Beginning of Year	$ 8.50	$ 6.88	$ 6.87	$ 6.87	$ 6.90
Income From Investment Operations:					
Net Investment Income (Loss) *	(0.01)	0.01	0.08	0.09	0.08
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.58)	1.65	-	(0.01)	(0.04)
Total from Investment Operations	(0.59)	1.66	0.08	0.08	0.04
Distributions:					
Net Investment Income	-	(0.04)	(0.07)	(0.08)	(0.07)
Realized Gains	-	-	-	-	-
Total from Distributions	-	(0.04)	(0.07)	(0.08)	(0.07)
Redemption Fees ***	-	-	-	-	-
Net Asset Value, at End of Year	$ 7.91	$ 8.50	$ 6.88	$ 6.87	$ 6.87
Total Return **	(6.94)%	24.17%	1.19%	1.20%	0.59%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 5,952	$ 4,380	$ 141	$ 2,317	$ 2,427
Before Reimbursement:					
Ratio of Expenses to Average Net Assets (a)	3.04%	4.84%	4.55%	4.34%	4.90%
Ratio of Net Investment Loss to Average Net Assets	(1.66)%	(3.16)%	(2.42)%	(1.86)%	(1.99)%
After Reimbursement:					
Ratio of Expenses to Average Net Assets (b)	1.55%	1.56%	1.00%	1.12%	1.75%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.17)%	0.13%	1.13%	1.36%	1.16%
Portfolio Turnover	1.82%	24.54%	1276.41%	1128.92%	686.85%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a) Expenses before reimbursements (excluding interest expense for options trading) was 2.98% for the year ended June 30, 2022, and 4.75% for the year ended June 30, 2021.

(b) Expenses after reimbursements (excluding interest expense for options trading) was 1.49% for the year ended June 30, 2022, and 1.47% for the year ended June 30, 2021.

+ On November 1, 2021, the West Hills Tactical Core Fund was renamed to West Hills Core Fund.

^ On September 22, 2020, the Leigh Baldwin Total Return Fund was renamed to West Hills Tactical Core Fund.

The accompanying notes are an integral part of these financial statements.

Annual Report | 39

CAMELOT FUND - CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year.

Years Ended				
	6/30/2022	6/30/2021	6/30/2020	6/30/2019	6/30/2018
Net Asset Value, at Beginning of Year	$ 20.92	$ 13.39	$ 14.24	$ 13.70	$ 13.01
Income (Loss) From Investment Operations:					
Net Investment Income (Loss) *	(0.13)	(0.15)	0.05	0.01	(0.17)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.23 (h)	7.85	(0.76)	0.72	1.36
Total from Investment Operations	0.10	7.70	(0.71)	0.73	1.19
Distributions:					
Net Investment Income	-	(0.17)	(0.14)	(0.19)	(0.50)
Realized Gains	-	-	-	-	-
Total from Distributions	-	(0.17)	(0.14)	(0.19)	(0.50)
Redemption Fees ***	- (g)	- (g)	- (g)	- (g)	-
Net Asset Value, at End of Year	$ 21.02	$ 20.92	$ 13.39	$ 14.24	$ 13.70
Total Return **	0.48%	57.83%	(5.09)%	5.46% (f)	9.41%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 10,007	$ 7,159	$ 5,475	$ 6,978	$ 10,022
Before Reimbursement:					
Ratio of Expenses to Average Net Assets (a) (b)	2.22%	2.65%	2.57%	2.86%	3.04%
Ratio of Net Investment Income (Loss) to Average Net Assets (a) (d)	(0.81)%	(1.47)%	(0.11)%	0.18%	(2.35)%
After Reimbursement:					
Ratio of Expenses to Average Net Assets (a) (c)	2.00%	2.04%	2.09% (e)	2.16% (e)	1.99%
Ratio of Net Investment Income (Loss) to Average Net Assets (a) (d)	(0.59)%	(0.86)%	0.37%	0.08%	(1.30)%
Portfolio Turnover	122%	287%	291%	386%	391%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a) Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(b) Expenses before reimbursements (excluding dividend and interest expense for securities sold short) were 2.21%, 2.61%, 2.51%, 2.85%, and 3.01% for the years ended  June 30, 2022, 2021, 2020, 2019, and 2018, respectively.

(c) Expenses after reimbursements (excluding dividend and interest expense for securities sold short) were 1.99%, 2.00%, 2.04%, 2.15%, and 1.97% for the years ended  June 30, 2022, 2021, 2020, 2019, and 2018, respectively.

(d) The net investment income (loss) ratios include dividends on short positions, if applicable.

(e) Expense includes 0.05% and 0.17% of litigation fees for the years ended June 30, 2020 and 2019, respectively. After reimbursement ratio of expenses to average net assets excluding litigation fees is 1.99% and 1.99%, respectively.

(f) The Fund's total return for the year ended June 30, 2019, would have been 3.91% if it had not received proceeds from securities litigation in the amount of $444,232.

(g)  Amount calculated is less than $0.005

(h) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the prior and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Annual Report | 40

CAMELOT FUND - INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each year.

Years Ended				
	6/30/2022	6/30/2021	6/30/2020	6/30/2019	6/30/2018
Net Asset Value, at Beginning of Year	$ 21.25	$ 13.55	$ 14.37	$ 13.83	$ 13.14
Income (Loss) From Investment Operations:					
Net Investment Income (Loss) *	(0.07)	(0.09)	0.11	0.06	(0.14)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.23 (h)	7.97	(0.79)	0.71	1.37
Total from Investment Operations	0.16	7.88	(0.68)	0.77	1.23
Distributions:					
Net Investment Income	-	(0.18)	(0.14)	(0.23)	(0.54)
Realized Gains	-	-	-	-	-
Total from Distributions	-	(0.18)	(0.14)	(0.23)	(0.54)
Redemption Fees ***	- (g)	- (g)	- (g)	- (g)	-
Net Asset Value, at End of Year	$ 21.41	$ 21.25	$ 13.55	$ 14.37	$ 13.83
Total Return **	0.75%	58.44%	(4.81)%	5.77% (f)	9.71%
Ratios/Supplemental Data:					
Net Assets at End of Year (Thousands)	$ 59,802	$ 29,971	$ 16,492	$ 23,120	$ 12,191
Before Reimbursement:					
Ratio of Expenses to Average Net Assets (a) (b)	2.07%	2.39%	2.30%	2.49%	2.80%
Ratio of Net Investment Income (Loss) to Average Net Assets (a) (d)	(0.65)%	(1.14)%	0.35%	(0.16)%	(2.15)%
After Reimbursement:					
Ratio of Expenses to Average Net Assets (a) (c)	1.75%	1.79%	1.83% (e)	1.88% (e)	1.74%
Ratio of Net Investment Income to Average Net Assets (a) (d)	(0.33)%	(0.54)%	0.81%	0.45%	(1.09)%
Portfolio Turnover	122%	287%	291%	386%	391%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a) Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(b) Expenses before reimbursements (excluding dividend and interest expense for securities sold short) were 2.05%, 2.35%, 2.26%, 2.48%, and 2.77% for the years ended June 30, 2022, 2021, 2020, 2019, and 2018, respectively.

(c) Expenses after reimbursements (excluding dividend and interest expense for securities sold short) were 1.74%, 1.75%, 1.79%, 1.87%, and  1.71% for the years ended June 30, 2022, 2021, 2020, 2019, and 2018, respectively.

(d) The net investment income (loss) ratios include dividends on short positions, if applicable.

(e) Expense includes 0.05% and 0.14% of litigation fees for the years ended June 30, 2020 and 2019, respectively.

After reimbursement ratio of expenses to average net assets excluding litigation fees is 1.74% and 1.74%, respectively.

(f) The Fund's total return for the year ended June 30, 2019, would have been 4.22% if it had not received proceeds from securities litigation in the amount of $444,232.

(g)  Amount calculated is less than $0.005

(h) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the prior and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Annual Report | 41

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2022

Note 1. Organization

Frank Funds (the “Trust”), is an open-end regulated investment company that was organized as an Ohio business trust on February 12, 2004. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series, each series representing a distinct fund with its own investment objective and policies.  At present, there are three series authorized by the Trust, the Frank Value Fund (the “Value Fund”), the West Hills Core Fund (the “West Hills Fund”) (formerly West Hills Tactical Core Fund) (formerly Leigh Baldwin Total Return Fund), and the Camelot Event Driven Fund (the “Camelot Fund”) (each a “Fund” and collectively the “Funds”).  Frank Capital Partners LLC (“FCP”) is the adviser to the Value Fund and West Hills Fund, and Camelot Event Driven Advisors, LLC (“Camelot Advisors”) is the adviser to the Camelot Fund.

The Value Fund’s investment objective is to provide long-term capital appreciation. The Value Fund’s principal investment strategy is value investing. The Value Fund commenced operations on July 21, 2004.  The Value Fund currently has 3 classes of shares; Investor Class shares, Class C shares, and Institutional Class shares. The share classes vary in distribution (12b-1) fee accruals and minimum initial investment required.

The West Hills Fund’s investment objective is to provide long-term capital appreciation. The West Hills Fund seeks to achieve its investment objective by investing at least 50% of net assets in common stocks or exchange traded funds (“ETFs”) included in the S&P 500 Index®, which broadly represents the performance of common stocks publicly traded in the United States. The West Hills Fund may also hold up to 50% of net assets in cash and cash equivalents as a means of reducing the Fund’s volatility when the Adviser’s view of volatility indexes mandates. The West Hills Fund commenced operations on August 1, 2008 and was originally known as the Leigh Baldwin Total Return Fund and was advised by Leigh Baldwin & Co., LLC (“LBC”). The Leigh Baldwin Total Return Fund changed its name to West Hills Tactical Core Fund as of September 22, 2020. As of November 1, 2021, West Hills Tactical Core Fund was renamed to West Hills Core Fund.

The Camelot Fund’s investment objective is to provide long-term growth of capital. The Camelot Fund seeks to achieve its investment objective by investing in the securities of publicly traded companies involved in mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, or similar events (“corporate reorganizations”). The Camelot Fund acquired all of the assets and liabilities of the Quaker Event Arbitrage Fund (“Predecessor Fund”), a series of Quaker Investment Trust, in a tax-free reorganization on June 22, 2018. In connection with this acquisition, Class A, Class C and Institutional Class shares of the Predecessor Fund were exchanged for Class A, Class C and Institutional Class shares of the Fund, respectively. Class C merged into Class A on June 22, 2018. The Camelot Fund currently has 2 classes of shares; Class A shares and Institutional shares. Class A shares are charged a front-end sales charge and a distribution and servicing fee; and Institutional Class shares bear no front-end sales charge or CDSC, but have higher minimum investment thresholds.

Annual Report | 42

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2022

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  The Funds are each a series of an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 and Accounting Standards Update 2013-08 applicable to investment companies.

Securities Valuations - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Share Valuation - The price (net asset value) of the shares of each Fund is normally determined as of 4:00 p.m., Eastern time on each day the Funds are open for business and on any other day on which there is sufficient trading in the Funds’ securities to materially affect the net asset value. The Funds are normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Short Sales of Investments - Certain Funds may make short sales of investments, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the fair value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The broker retains the proceeds of short sales to the extent necessary to meet margin requirements until the short position is closed out.

If a security pays a dividend while the Fund holds it short, the Fund will need to pay the dividend to the original owner of the security. Since the Fund borrowed the shares and sold them to a third party, the third party will receive the dividend from the security and the Fund will pay the original owner the dividend directly. The Fund is not entitled to the dividend because it does not own the shares. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Futures Contracts - Certain Funds may enter into financial futures contracts, to the extent permitted by their investment policies and objectives, for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin.

Additional securities are also segregated as collateral up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When the financial futures contracts are closed, a realized gain or loss

Annual Report | 43

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2022

is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Foreign Currency Transactions - Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes on the Funds’ books and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the fair value of assets and liabilities denominated in foreign currencies other than portfolio securities, resulting from changes in exchange rates.

Forward Foreign Currency Contracts - Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Annual Report | 44

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2022

Redemption Fee - To discourage short-term trades by investors, the Value, West Hills, and Camelot Funds will impose a redemption fee of 2.00% of the total redemption amount (calculated at market value) if shares are redeemed within five business days of purchase. See Note 7 for additional disclosure on redemption fees for each Fund.

Security Transactions Timing - Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Funds use the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities. Withholding taxes on foreign dividends are provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Federal Income Taxes - The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2019-2021) or expected to be taken in the Funds’ 2022 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended June 30, 2022, the Funds did not incur any interest or penalties.

Distributions to Shareholders - The Funds intend to distribute to their shareholders substantially all of their net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Derivative Transactions - The Funds may invest in put and call options.  When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Funds

Annual Report | 45

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2022

on the expiration date as realized gains.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if the Fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund(s) as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Camelot Fund may invest in structured notes.  A structured note is a type of derivative security for which the amount of principal repayments and/or interest payments is based upon the movement of one or more “factors.”  The impact of the movements of these factors may increase or decrease through the use of multipliers or deflators.  Structured notes may be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade.

The Camelot Fund may also invest in warrants.  Warrants provide the Camelot Fund with exposure and potential gains upon equity appreciation of the underlying company’s share price. The value of a warrant has two components: time value and intrinsic value. A warrant has a limited life and expires on a certain date. As the expiration date of a warrant approaches, the time value of a warrant will decline. In addition, if the stock underlying the warrant declines in price, the intrinsic value of an in-the-money warrant will decline. Further, if the price of the stock underlying the warrant does not exceed the strike price of the warrant on the expiration date, the warrant will expire worthless. As a result, the Camelot Fund could potentially lose its entire investment in a warrant.  See Note 8 for additional information on derivative transactions in the Funds.

Share class accounting – Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the three classes of shares of the Value Fund on the basis of the daily net assets of each class. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the two classes of shares of the Camelot Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Annual Report | 46

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2022

Note 3. Securities Valuations

Processes and Structure

The Trust’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the respective adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

In accordance with the Trust’s good faith pricing guidelines, the respective adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination

Annual Report | 47

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2022

of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A Fund may hold securities, some of which are classified as Level 3 investments (as defined below). Level 3 investments have significant unobservable inputs, as they trade infrequently. In determining the fair value of these investments, management uses the profitability expected return, vendor pricing and market approaches, which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these securities.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common and preferred stocks, and exchange traded funds). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as american depositary receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Debt and other fixed income investments – Fixed income securities are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board.

U.S. government obligations - U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in

Annual Report | 48

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2022

Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short term investments - Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

Derivative instruments (structured notes, warrants and options) – Derivative transactions which are actively traded and to which valuation adjustments are not applied are categorized in Level 1 of the fair value hierarchy. Derivative transactions traded on inactive markets or valued by reference to similar instruments are categorized in Level 2 of the fair value hierarchy. Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices.  Otherwise, options are valued at the closing bid price. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

The following tables summarize the inputs used to value each Fund’s assets and liabilities measured at fair value as of June 30, 2022:

Value Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Common Stocks *	$ 11,883,602	$ -	$ -	$ 11,883,602
Exchange Traded Fund	689,220	-	-	689,220
Money Market Fund	2,929,455	-	-	2,929,455
Total	$ 15,502,277	$ -	$ -	$ 15,502,277

West Hills Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Exchange Traded Fund	$ 5,588,959	$ -	$ -	$ 5,588,959
Purchased Options
Put Options	84,006	-	-	84,006
Money Market Fund	42,792	-	-	42,792
Total	$ 5,715,757	$ -	$ -	$ 5,715,757

Financial Instruments - Liabilities
	Level 1	Level 2	Level 3	Total
Written Options:
Call Options	$ (15,264)	$ -	$ -	$ (15,264)
Put Options	(21,990)			(21,990)
Total	$ (37,254)	$ -	$ -	$ (37,254)

Annual Report | 49

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2022

Camelot Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Common Stocks *	$ 50,560,725	$ 274,632	$ 24,226	$ 50,859,583
Real Estate Investment Trust	3,608,326	-	-	3,608,326
Escrow Shares	-	-	-	-
Asset-Backed Securities	-	104,760	-	104,760
Contingent Value Rights	500	-	-	500
Convertible Bonds *	-	38,935	-	38,935
Corporate Bonds *	-	254,016	6,250	260,266
Mortgage-Backed Securities *	-	12,244	-	12,244
Municipal Bonds	-	264,634	-	264,634
Preferred Stocks *	934,768	-	10,000	944,768
Structured Notes	-	1,640	-	1,640
Warrants *	8,032	-	-	8,032
Purchased Options
Call Options	126,400	4,400,950	-	4,527,350
Put Options	-	90,965	-	90,965
Money Market Fund	7,945,514	-	-	7,945,514
Total	$ 63,184,265	$ 5,442,776	$ 40,476	$ 68,667,517

Financial Instruments - Liabilities
	Level 1	Level 2	Level 3	Total
Written Options:
Call Options	$ (618,080)	$ (2,162,930)	$ -	$ (2,781,010)
Total	$ (618,080)	$ (2,162,930)	$ -	$ (2,781,010)

*Industry classifications for these categories are detailed on the Schedule of Investments of each Fund.

The Value and West Hills Funds did not hold any Level 3 assets during the year ended June 30, 2022. It is each of the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. There have been no transfers in and out of Level 1 and Level 2 fair value measurements as of June 30, 2022 for the Value and West Hills Funds. There were no transfers between Level 1, Level 2 and Level 3 for the Camelot Fund. The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

The following is a reconciliation of Camelot Fund’s Level 3 investments for which significant unobservable inputs were used in determining value. See Schedules of Investments for industry breakouts:

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FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2022

	Balance as of June 30, 2021	Purchases	Sales	Realized Gain/ (Loss)	Net Unrealized Appreciation/ (Depreciation)	Amortized discounts/ Premiums	Transfers in to Level 3	Balance as of June 30, 2022
Common Stocks	$ 103,938	$ -	$ -	$ -	$ (79,712)	$ -	$ -	$ 24,226
Preferred Stocks	10,000	-	-	-	-	-	-	10,000
Corporate Bonds	454,669	-	-	-	(448,419)	-	-	6,250
Structured Note	775,000	-	(850,000)	365,000	(290,000)	-	-	-
	$1,343,607	$ -	$(850,000)	$365,000	$ (818,131)	$ -	$ -	$ 40,476

The following presents information about significant unobservable inputs related to Level 3 investments at June 30, 2022:

Camelot Fund

Asset	Fair Value at	Valuation	Unobservable	Input
Categories	June 30, 2022	Technique	Input	Values
Common Stocks
Automotive	$0	Market approach	Last traded price of	$0.00
			pre-conversion bonds
Metals & Mining	0	Profitability expected	Uncertainty of any	$0.00
		return method	additional future payout
Telecom	22,265	Profitability expected	Uncertainty of any	$0.50
		return method	additional future payout
Waste & Environmental	1,961	Market approach	Last traded price of non-	-73.17%
Services & Equip.			restricted shares less a discount
Escrow Shares	0	Profitability expected	Uncertainty of any	$0.00
		return method	additional future payout
Corporate Bonds	0	Vendor pricing	Single broker quote	$0.00
Automotive	0	Profitability expected	Liquidation value	$0.00
		return method	of asset
Financial Services	6,250	Vendor pricing	Single broker quote	$0.13

Venture Capital	0	Profitability expected	Uncertainty of any	$0.00
		return method	additional future payout
Preferred stock
Insurance	10,000	Vendor pricing	Single broker quote	$1,000.00

Annual Report | 51

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2022

Note 4. Investment Management and Administrative Agreements

Value Fund

The Trust has a “Management Agreement” with FCP, with respect to the Value Fund. Under the terms of the Management Agreement, FCP manages the investment portfolio of the Value Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, FCP, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, and pays fees and expenses incurred by the Value Fund, including but not limited to, legal, auditing, accounting, and expenses of the custodian, along with equipment and executive personnel necessary for managing the assets of the Value Fund. FCP also pays the salaries and fees of all its officers and employees that serve as officers and trustees of the Trust. FCP pays all ordinary operating expenses of the Value Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), Rule 12b-1 fees, acquired fund fees and expenses, and extraordinary expenses. For its services and the payment of Value Fund ordinary operating expenses, FCP receives an annual investment management fee of 0.91% of the average daily net assets of the Value Fund. This fee was permanently reduced from 0.99% when the Value Fund’s net assets exceeded $15 million in April 2021. For the year ended June 30, 2022, FCP earned management fees of $154,942 from the Value Fund.  As of June 30, 2022, the Value Fund owed FCP $12,447 for management fees.

FCP also provides administrative services to the Value Fund under an Administration Agreement and receives a fee of 0.21% of the Value Fund's average daily net assets for those services.  This fee was permanently reduced from 0.25% when the Value Fund’s net assets exceeded $15 million in April 2021.  Under the Administration Agreement, FCP pays all of the operating expenses of the Value Fund except management fees, Rule 12b-1 fees, brokerage, taxes, borrowing costs (such as interest and dividend expense of securities sold short), and extraordinary expenses.  For the year ended June 30, 2022, the Value Fund accrued $35,756 in administrative fees. At June 30, 2022, the Value Fund owed $2,874 in administrative fees.

West Hills Fund

The Trust has a “Management Agreement” with FCP with respect to the West Hills Fund.  Under the terms of the Management Agreement, FCP manages the investment portfolio of the West Hills Fund, subject to policies adopted by the Trust's Board of Trustees.  Under the terms of the Management Agreement with the Fund, the Adviser manages the Fund’s investments subject to oversight of the Board; furnishes investment advice to the Fund on the basis of a continuous review of the portfolio; and recommends to the Fund when and to what extent securities should be purchased or sold.  As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.99% of the average daily net assets of the Fund. For the year ended June 30, 2022, FCP’s fee of $55,981 was accrued by the West Hills Fund for advisory fees.

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FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2022

The Adviser has contractually agreed to defer its fees and to reimburse expenses, exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees, 12b-1 fees and expenses or extraordinary expenses such as litigation, at least until August 31, 2025, so that the Fund’s total annual operating expenses will not exceed 1.49%, subject to possible recoupment from the Fund in future years on a rolling 3-year basis (within the 3 years after the fees have been deferred or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  The agreement can be terminated at any time by the Board. FCP waived $55,981 of advisory fees and reimbursed the West Hills Fund $28,391 for expenses during the year ended June 30, 2022. As of June 30, 2022, the FCP owed the West Hills Fund $5,584 in advisory fees. At June 30, 2022, the amounts subject to future recoupment total $132,165 and are as follows:

Fiscal Year Ended	Recoverable Through	Amount
June 30, 2021	June 30, 2024	$ 47,793
June 30, 2022	June 30, 2025	$ 84,372

FCP also provides administrative services to the West Hills Fund under an Administration Agreement and receives a fee equal to 0.21% of the West Hills Fund’s average daily net assets for those services.  For the year ended June 30, 2022, the West Hills Fund accrued $11,875 in administrative fees. At June 30, 2022, the West Hills Fund owed $2,140 in administrative fees.

As of October 7, 2020, FCP also provides compliance services to the West Hills Fund for which it is paid $32,000 per year. At June 30, 2022, the West Hills Fund owed $2,630 in compliance fees.

Camelot Fund

Camelot Advisors (“Adviser”) serves as the investment adviser to the Camelot Fund. Under the terms of the “Management Agreement” the Adviser manages the Fund’s investments subject to approval of the Board of Trustees; furnishes investment advice to the Fund on the basis of a continuous review of the portfolio; and recommends to the Fund when and to what extent securities should be purchased or sold.  As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.30% of the average daily net assets of the Fund.  For the year ended June 30, 2022, Camelot Advisors earned management fees of $631,843 from the Camelot Fund. As of June 30, 2022, the Camelot Fund owed Camelot Advisors $67,048 for management fees.

Camelot Advisors has contractually agreed to waive their management fees and/or assume expenses to the extent necessary to reduce the Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, all interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees, 12b-1

Annual Report | 53

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2022

fees and expenses, and extraordinary expenses such as litigation) when they exceed 1.74% of the Fund’s average daily net assets. This agreement will continue in effect until October 31, 2022.  Any waivers and reimbursements made by the Adviser to the Fund are subject to recoupment by the Adviser within three (3) fiscal years following the date of such waiver or reimbursement, provided that such recoupment does not cause the Total Annual Fund Operating Expenses to exceed the Annualized Expense Ratio in effect at the time of the (i) fee waiver and/or expense assumption, or (ii) the fee recoupment. Camelot Advisors waived $18,847 for Class A and $127,183 for Institutional Class, respectively, in total of $146,030 of advisory fees for the year ended June 30, 2022. At June 30, 2022, the amounts subject to future recoupment total $447,014 and are as follows:

Fiscal Year Ended	Recoverable Through	Amount
June 30, 2020	June 30, 2023	$ 139,126
June 30, 2021	June 30, 2024	$ 161,858
June 30, 2022	June 30, 2025	$ 146,030

FCP also provides administrative services to the Camelot Fund under an Administration Agreement and receives a fee equal to 0.21% of the Camelot Fund’s average daily net assets for those services. For the year ended June 30, 2022, the Camelot Fund accrued $99,281 in administrative fees.  At June 30, 2022, the Camelot Fund owed $10,996 in administrative fees.

FCP also provides compliance services to the Camelot Fund for which it is paid $32,000 per year.  At June 30, 2022, the Camelot Fund owed $2,731 in compliance fees.

Note 5. Distribution and Service Fees

The Trust, with respect to the Value Fund has adopted plans under Rule 12b-1 that allow the Fund to pay distribution fees for the sale and distribution of its Investor Class and Class C shares as well as shareholder services. Investor Class and Class C shareholders of the Fund may pay annual 12b-1 expenses of up to 0.25% and 1.00%, respectively, of each class’s average daily net assets.  For the year ended June 30, 2022, the Investor Class accrued $9,670 in distribution fees and Class C accrued $11,813 in distribution fees. At June 30, 2022, the Value Fund owed $8,988 in distribution fees.

The Trust, with respect to the West Hills Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Fund to pay distribution and service fees annually for the sale and distribution of shares and servicing of shareholders (“12b-1 fees”).  As of June 30, 2022, no fees have been accrued.

The Trust, with respect to the Camelot Fund Class A has adopted plans under Rule 12b-1 of the 1940 Act that allow the Camelot Fund to pay distribution and service fees annually for the sale and distribution of shares and servicing of shareholders (“12b-1 fees”). The Fund pays distribution fees of 0.25% of the Fund’s average daily net assets to Arbor Court Capital LLC, as the Fund’s distributor, and other brokers.  For the year ended June

Annual Report | 54

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2022

30, 2022, the Camelot Fund accrued $12,326 in 12b-1 fees. At June 30, 2022, the Camelot Fund owed $1,213 in distribution fees.

Note 6. Related Party Transactions

Brian J. Frank and Monique Weiss are the control persons of FCP.  Brian Frank also serves as a trustee of the Trust, and both Mr. Frank and Ms. Weiss serve as officers of the Trust. Mr. Frank and Ms. Weiss receive benefits from FCP resulting from management fees paid to FCP by the Value Fund and West Hills Fund.

Note 7. Capital Share Transactions

The Trust is authorized to issue an unlimited number of shares of separate series.  The total paid-in capital as of June 30, 2022, was $14,004,384, $6,919,429 and $71,692,085 for the Value Fund, the West Hills Fund, and the Camelot Fund, respectively.  Transactions in capital were as follows:

Value Fund – Investor Class	July 1, 2021 through June 30, 2022		July 1, 2020 through June 30, 2021

	Shares	Amount	Shares	Amount
Shares sold	14,031	$ 205,415	84,922	$ 1,157,897
Shares reinvested	11,580	158,882	6	88
Shares redeemed	(35,407)	(515,570)	(262,790)	(3,575,048)
Net Decrease	(9,796)	$ (151,273)	(177,862)	$ (2,417,063)

Value Fund – Class C	July 1, 2021 through June 30, 2022		July 1, 2020 through June 30, 2021

	Shares	Amount	Shares	Amount
Shares sold	7,132	$ 94,345	4,052	$ 52,145
Shares reinvested	2,744	34,434	2	24
Shares redeemed	(20,610)	(270,416)	(14,406)	(185,453)
Net Decrease	(10,734)	$ (141,637)	(10,352)	$ (133,284)

Value Fund – Institutional Class	July 1, 2021 through June 30, 2022		July 1, 2020 through June 30, 2021

	Shares	Amount	Shares	Amount
Shares sold	64,696	$ 953,938	415,930	$ 5,840,203
Shares reinvested	37,941	528,143	14	193
Shares redeemed	(82,971)	(1,189,879)	(35,017)	(497,038)
Net Increase	19,666	$ 292,202	380,927	$ 5,343,358

West Hills Fund	July 1, 2021 through June 30, 2022		July 1, 2020 through June 30, 2021

	Shares	Amount	Shares	Amount
Shares sold	254,814	$ 2,248,563	532,541	$ 4,035,148
Shares reinvested	-	-	776	5,750
Shares redeemed	(17,671)	(155,731)	(38,388)	(286,985)
Net Increase	237,143	$ 2,092,832	494,929	$ 3,753,913
Camelot Fund – Class A	July 1, 2021 through June 30, 2022		July 1, 2020 through June 30, 2021

	Shares	Amount	Shares	Amount
Shares sold	219,847	$ 4,844,481	73,981	$ 1,462,132
Shares reinvested	-	-	2,881	48,544
Redemption fees	-	115	-	16
Shares redeemed	(86,045)	(1,832,611)	(142,345)	(2,208,422)
Net Increase (Decrease)	133,802	$ 3,011,985	(65,483)	$ (697,730)

Camelot Fund – Institutional Class	July 1, 2021 through June 30, 2022		July 1, 2020 through June 30, 2021

	Shares	Amount	Shares	Amount
Shares sold	1,952,393	$42,951,016	746,886	$ 13,626,959
Shares reinvested	-	-	8,399	143,624
Redemption fees	-	91	-	155
Shares redeemed	(569,526)	(12,341,532)	(524,163)	(9,514,291)
Net Increase	1,382,867	$30,609,575	231,122	$ 4,256,447

Shareholders of the Funds are subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed within 5 days after their purchase. The tables above reflect the redemption fees collected from shareholders of the Funds and reclassified to paid-in-capital.

Note 8. Derivative Transactions

The Funds consider the average quarter-end notional amounts during the period, categorized by primary underlying risk, to be representative of it's derivative activities during the year ended June 30, 2022.

West Hills Fund

Average notional value of:

Call Options Purchased	$ 132,900
Put Options Purchased	$ 2,881,375
Written Call Options	$ (4,835,175)
Written Put Options	$ (2,757,575)

Camelot Fund

Average notional value of:

Warrants	$ 476,256
Call Options Purchased	$ 12,350,075
Put Options Purchased	$ 3,017,875
Written Call Options	$ (36,881,600)
Written Put Options	$ (802,500)

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2022

The Funds have adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Funds may trade financial instruments where they are considered to be a seller of credit derivatives in accordance with authoritative guidance under GAAP on derivatives and hedging.

West Hills Fund

As of June 30, 2022, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Equity Contracts
Purchased Options	$ 84,006
Total Assets	$ 84,006

Liabilities	Equity Contracts
Written Options	$ (37,254)
Total Liabilities	$ (37,254)

For the year ended June 30, 2022, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Equity Contracts	Total
Purchased Options	$ (7,054)	$ (7,054)
Written Options	18,415	18,415
	$ 11,361	$ 11,361

Net realized gain (loss) on:	Equity Contracts	Total
Purchased Options	$ 106,152	$ 106,152
Written Options	204,903	204,903
	$ 311,055	$ 311,055

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FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2022

Camelot Fund

As of June 30, 2022, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Derivatives
Purchased Options – equity contracts	$ 4,618,315
Warrants – equity contracts	8,032
Structured Notes	1,640
Total Assets	$ 4,627,987

Liabilities	Equity Contracts
Written Options	$ (2,781,010)
Total Liabilities	$ (2,781,010)

For the year ended June 30, 2022, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Equity Contracts	Total
Purchased Options	$ (3,996,438)	$ (3,996,438)
Written Options	3,417,373	3,417,373
Structured Notes	(291,540)	(291,540)
Warrants	(48,289)	(48,289)
	$ (918,894)	$ (918,894)

Net realized gain (loss) on:	Equity Contracts	Total
Purchased Options	$ 7,264,262	$ 7,264,262
Written Options	(211,054)	(211,054)
Structured Notes	365,000	365,000
Warrants	9,028	9,028
	$ 7,427,236	$ 7,427,236

The selling of written call options may tend to reduce the volatility of the Funds because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Funds’ gain on the underlying securities.  Written call options expose the Funds to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The Funds engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars

Annual Report | 58

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2022

times a specified multiple until the expiration date of the option. The Funds may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case a Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if a Fund does not exercise the option.

The Funds engage in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Funds’ use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Funds, and may also subject the Funds to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Funds recognize a realized gain or loss when the option is sold or expired. Option holdings within the Funds, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Funds since they are exchange traded.

Annual Report | 59

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2022

Note 9. Offsetting Assets and Liabilities

The Camelot Fund is subject to various Master Netting Arrangements (“MNA”), which govern the terms of certain transactions with select counterparties.  The MNA allows the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.  The MNA also specifies collateral posting arrangements at pre-arranged exposure levels.  Under the MNA, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant MNA with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of MNA.

The following is a summary of the Assets and Liabilities for the Camelot Fund subject to offsets as of June 30, 2022:

		Gross	Net
		Amounts	Amounts	Gross Amounts Not
		Offset	Presented	Offset in the Statements
		in the	in the	of Assets and Liabilities
	Gross Amounts	Statements	Statements		Collateral
	of Recognized	of Assets	of Assets	Financial	Pledged	Net
Description	Liabilities	and Liabilities	and Liabilities	Instruments	(Received)	Amount
Camelot Fund

Assets:
Purchased Options	$4,618,315	$—	$4,618,315	$—	$4,618,315	$—

Liabilities:
Written Options	$(2,781,010)	$—	$(2,781,010)	$—	$(2,781,010)	$—

Note 10. Investment Transactions

For the year ended June 30, 2022, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the Value Fund aggregated $15,680,007 and $13,699,419, respectively. Purchases and sales of U.S. Government obligations aggregated $380,667 and $4,871,693, respectively.

For the year ended June 30, 2022, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the West Hills Fund aggregated $2,149,762 and $100,647, respectively.  Purchases and sales of options purchased for the West Hills Fund aggregated $913,986 and $935,706, respectively. Purchases and sales of options written for the West Hills Fund aggregated $285,017 and $533,653, respectively.

For the year ended June 30, 2022, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the Camelot Fund aggregated $84,601,462 and $46,609,947, respectively. Purchases and sales of securities sold short aggregated $845,646 and $889,809, respectively. Purchases and sales of options purchased for the Camelot Fund aggregated $9,691,203 and $14,347,790,

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FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2022

respectively. Purchases and sales of options written for the Camelot Fund aggregated $5,381,820 and $7,457,883, respectively.

Note 11. Tax Matters

As of June 30, 2022, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	Value Fund	West Hills Fund	Camelot Fund

Gross unrealized appreciation on investment securities	$ 2,132,770	$ 150,997	$ 5,004,759
Gross unrealized depreciation on investment securities	(1,206,693)	(653,656)	(12,095,838)
Net unrealized appreciation (depreciation) on investment securities	$ 926,077	$ (502,659)	$ (7,091,079)

Cost of investment securities, including short-term investments *	$ 14,576,200	$ 6,181,162	$ 72,977,586

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Funds’ tax basis capital gains and losses and undistributed ordinary income are determined at the end of each fiscal year. As of June 30, 2022 the Funds’ most recent fiscal year-end, components of distributable earnings on a tax basis were as follows:

	Value Fund	West Hills Fund	Camelot Fund
Unrealized appreciation (depreciation)	$ 926,077	$ (502,659)	$ (7,091,079)
Post December net-investment loss	-	(4,420)	(146,044)
Accumulated undistributed long-term capital gain	564,358	-	5,354,834
Capital loss carry forwards: +
No expiration:
Short-term	-	(247,760)	-
Long-term	-	(212,726)	-
Total Distributable earnings/(deficit)	$ 1,490,435	$ (967,565)	$ (1,882,289)

* The difference between book and tax cost represents disallowed wash sales and straddles for tax purposes for the West Hills and Camelot Funds.

+ The capital loss carry forward will be used to offset any capital gains realized by the Funds in future years through the indefinite expiration date.  The Funds will not make distributions from capital gains while a capital loss carry forward remains.

For the year ended June 30, 2022, the cumulative deferred losses on straddles were $200,201 for the West Hills Fund.

For the year ended June 30, 2022, the cumulative deferred losses on straddles were $795,993 for the Camelot Fund.

The capital gains (losses) shown may differ from corresponding accumulated net realized gain (loss) reported on the statement of assets and liabilities due to certain temporary

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FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2022

book/tax differences due to temporary book/tax differences due to the deferral of losses on wash sales.  Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year and net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. The Value Fund utilized $32,885 of its capital loss carryforward during the year ended June 30, 2022. The West Hills Fund utilized $402,718 of its capital loss carryforward during the year ended June 30, 2022. The Camelot Fund utilized $2,454,169 of its capital loss carryforward during the year ended June 30, 2022.

The West Hills and Camelot Funds have each recorded reclassifications in their capital accounts. As of June 30, 2022, each fund recorded permanent book/tax differences of $6,245 and $24,539, respectively from net investment loss to paid-in-capital. These reclassifications have no impact on the net asset value of the West Hills and Camelot Funds.

The Funds paid the following distributions for the years ended June 30, 2022 and 2021:

Value Fund
Year Ended	$ Amount	Tax Character
Investor Class
6/30/2022	$ 49,837	Ordinary income
6/30/2022	$ 169,917	Long-term capital gain
6/30/2021	$ 129	Ordinary income

Class C
6/30/2022	$ 4,959	Ordinary income
6/30/2022	$ 34,952	Long-term capital gain
6/30/2021	$ 28	Ordinary income

Institutional Class
6/30/2022	$ 142,500	Ordinary income
6/30/2022	$ 405,778	Long-term capital gain
6/30/2021	$ 203	Ordinary income

West Hills Fund
Year Ended	$ Amount	Tax Character
6/30/2022	$ -	Ordinary income
6/30/2021	$ 8,683	Ordinary income

Annual Report | 62

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2022

Camelot Fund
Year Ended	$ Amount	Tax Character
Class A
6/30/2022	$ -	Ordinary income
6/30/2021	$ 53,260	Ordinary income

Institutional Class
6/30/2022	$ -	Ordinary income
6/30/2021	$ 202,847	Ordinary income

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 12. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended.  As of June 30, 2022, NFS, LLC owned approximately 47% of the Value Fund, for the benefit of others, and may be deemed to control the Value Fund. As of June 30, 2022, NFS, LLC owned approximately 83% of the West Hills Fund, for the benefit of others, and may be deemed to control the West Hills Fund. As of June 30, 2022, UBS Financial Services, Inc. owned approximately 30% of the Camelot Fund, for the benefit of others, and may be deemed to control the Camelot Fund.

Note 13.  Indemnifications

In the normal course of business, the Funds enter into contracts that contain general indemnification to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

Note 14.  Market Risk

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes

Annual Report | 63

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2022

may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally.

Note 15.  Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring disclosure.

Annual Report | 64

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

 To the Shareholders and Board of Trustees

   of Frank Value Fund, West Hills Core Fund and Camelot Event Driven Fund,

   each a Series of the Frank Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Frank Value Fund, ("Value Fund"), West Hills Core Fund (“West Hills Fund”), and the Camelot Event Driven Fund (“Camelot Fund”), each a series of the Frank Funds (the “Funds”), including the schedules of investments, purchased options and written options, as of June 30, 2022 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”) and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of June 30, 2022, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud.  The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2022, by correspondence with the custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditors since 2005 Abington, Pennsylvania
August 31, 2022

Annual Report | 65

FRANK FUNDS

EXPENSE ILLUSTRATION

JUNE 30, 2022 (UNAUDITED)

 Expense Example

As a shareholder of the Value Fund, West Hills Fund or Camelot Fund you typically incur two types of costs: (1) transactions costs, including, deferred sales, charges (loads) and redemption fees; and (2) ongoing costs, including management fees and distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

With respect to the Funds the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of January 1, 2022 through June 30, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Report | 66

FRANK FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2022 (UNAUDITED)

Frank Value Fund - Investor Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2022	June 30, 2022	January 1, 2022 to June 30, 2022

Actual	$1,000.00	$ 955.65	$6.64
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.00	$6.85

* Expenses are equal to the Fund's annualized expense ratio of 1.37%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Frank Value Fund - Class C

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2022	June 30, 2022	January 1, 2022 to June 30, 2022

Actual	$1,000.00	$ 952.31	$10.26
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.28	$10.59

* Expenses are equal to the Fund's annualized expense ratio of 2.12%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Frank Value Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2022	June 30, 2022	January 1, 2022 to June 30, 2022

Actual	$1,000.00	$ 957.01	$5.43
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.24	$5.61

* Expenses are equal to the Fund's annualized expense ratio of 1.12%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

West Hills Core Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2022	June 30, 2022	January 1, 2022 to June 30, 2022

Actual	$1,000.00	$ 857.92	$6.86
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.41	$7.45

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Camelot Event Driven Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2022	June 30, 2022	January 1, 2022 to June 30, 2022

Actual	$1,000.00	$ 998.10	$9.86
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.93	$9.94

* Expenses are equal to the Fund's annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Camelot Event Driven Fund - Institutional Class

Beginning Account Value		Ending Account Value	Expenses Paid During the Period*
January 1, 2022		June 30, 2022	January 1, 2022 to June 30, 2022

Actual	$1,000.00	$ 999.53	$8.58
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.22	$8.65

* Expenses are equal to the Fund's annualized expense ratio of 1.73%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report | 68

FRANK FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2022 (UNAUDITED)

Each Fund’s Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 217-5426 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted proxies during the most recent 12-month period ended June 30 are available without charge upon request by (1) calling (888) 217-5426 and (2) from the documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Each Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT.  The Funds’ first and third fiscal quarters end on September 30 and March 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-PORT are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling (888) 217-5426.

Advisory Renewal Agreement

Frank Fund

The Management Agreement between the Trust and Frank Capital Partners LLC (“Frank Capital”) as to the Frank Value Fund was approved by the Board of Trustees (the “Trustees”), including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Management Agreement (collectively, the “Independent Trustees”), at an in-person meeting held on June 22, 2022.  The Trustees reviewed a memorandum describing the Trustees’ duties when considering the Management Agreement renewal.

As to the nature, extent, and quality of the services provided by Frank Capital Partners LLC, the Board considered Frank Capital Partners LLC’s investment philosophy.  In addition, the Trustees reviewed Frank Capital Partners LLC’s Form ADV Parts I and II which described the operations and policies of Frank Capital Partners LLC. The Trustees reviewed a report prepared by Frank Capital Partners LLC for the Trustees with information relevant to their deliberations (the “Report”).  The Report included information regarding, among other things, the personnel of Frank Capital Partners LLC and Frank Capital Partners LLC’s compliance activities.  Mr. Brian Frank of Frank Capital Partners LLC certified to the Board that it had complied with the Trust’s Code of Ethics.  Based on this information and their discussions with Mr. Brian Frank, the President of Frank Funds, the Trustees concluded that the nature, quality, and extent of the advisory services that Frank Capital Partners LLC has provided were reasonable and consistent with the Board’s expectations. The Board also noted there has been consistent management, ready access to the principles of the firm, and no compliance or litigation issues.

As to the Frank Value Fund’s performance, the Trustees reviewed information in the Report regarding the Frank Value Fund’s returns since inception and for the year ended March 31, 2022.  The Frank Value Fund’s performance was compared to the S&P 500 Index. The Board noted that the Frank Value Fund’s performance trailed the performance of the S&P

Annual Report | 69

FRANK FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2022 (UNAUDITED)

500 Index since inception by 415 bps. The Board reviewed the long-only index like the S&P 500 Index and agreed it was reasonable for a long-only fund like the Frank Value Fund.

The Trustees then reviewed information in the Report comparing the expense ratio of the Frank Value Fund to those of the peer group.  Mr. Brian Frank noted that the Report indicates the Institutional Share Class had a total expense ratio of 1.12%, which is more than the 1.02% peer group average and more than the 0.98% peer group median. Management Fees for the Frank Value Fund are 0.91% while the peer group average is 0.81% and the median is 0.78%. The Board agreed that both the total expense ratio and the management fee compared favorably to the peer group and that the management fee was fair and reasonable considering the assets in the Frank Value Fund as well as the outperformance of the benchmark after fees.

As to profits realized by Frank Capital Partners LLC, the Board reviewed information regarding Frank Capital Partners LLC’s income and expense for calendar year 2021. The Board noted that although Frank Capital Partners LLC receives a Management Fee from the Frank Value Fund, the Administrative Fee is not enough to cover costs. Thus, a portion of the Management Fee is used to pay Fund expenses. The Board then discussed additional benefits received by Frank Capital Partners LLC from the Frank Value Fund, and agreed there were none. They concluded that Frank Capital Partners LLC was not excessively profitable in relation to the Frank Value Fund.

As a result of their deliberations, the Trustees, including the Independent Trustees, determined that the overall arrangement provided under the terms of the Management Agreement was a reasonable business arrangement, and that the renewal of the Management Agreement was in the best interests of the Trust and the Frank Value Fund’s shareholders.  Accordingly, they approved the continuation of the Management Agreement for an additional year.

West Hills Fund

The Management Agreement between the Trust and Frank Capital Partners LLC (“Frank Capital”) as to the West Hills Tactical Core Fund was approved by the Board of Trustees (the “Trustees”), including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Management Agreement (collectively, the “Independent Trustees”), at an in-person meeting held on June 22, 2022.  The Trustees reviewed a memorandum describing the Trustees’ duties when considering the Management Agreement renewal.

 As to the nature, extent, and quality of the services provided by Frank Capital Partners LLC, the Board considered Frank Capital Partners LLC’s investment philosophy.  In addition, the Trustees reviewed Frank Capital Partners LLC’s Form ADV Parts I and II which described the operations and policies of Frank Capital Partners LLC. The Trustees reviewed a report prepared by Frank Capital Partners LLC for the Trustees with information relevant to their deliberations (the “Report”).  The Report included information regarding, among other things, the personnel of Frank Capital Partners LLC and Frank Capital Partners LLC’s compliance activities.  Mr. Brian Frank of Frank Capital Partners LLC certified to the Board that it had complied with the Trust’s Code of Ethics. Based on this information and their discussions with Mr. Brian Frank, the President of Frank Funds, the Trustees concluded that

Annual Report | 70

FRANK FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2022 (UNAUDITED)

the nature, quality, and extent of the advisory services that Frank Capital Partners LLC has provided were reasonable and consistent with the Board’s expectations. The Board also noted there has been consistent management, ready access to the principles of the firm, and no compliance or litigation issues.

As to the West Hills Fund’s performance, Mr. Frank presented a comparison of the Morningstar peer group. Though the West Hills Fund has outperformed its benchmark, the S&P 500 Total Return Index in the YTD and since inception as of 5/31/22.

The Trustees then reviewed information in the Report comparing the proposed expense ratio of the West Hills Fund to those of the peer group.  Mr. Brian Frank noted that the Report shows the West Hills Fund has a total expense ratio cap of 1.49%, which is above the peer group average of 1.18% and median of 1.05%. Management Fees for the West Hills Fund are 0.99% while the peer group average is 0.87% and the median is 0.75%. The Board agreed that both the total expense ratio and the management fee compared favorably to the peer group and that the management fee was fair and reasonable considering an asset level of less than $7.5 million.

As to profits realized by Frank Capital Partners LLC, the Board reviewed information regarding Frank Capital Partners LLC’s income and expense for calendar year 2021. The Board noted that although Frank Capital Partners LLC will receive a Management Fee from the West Hills Fund, the Administrative Fee is not enough to cover costs. Thus, a portion of the Management Fee will be used to pay Fund expenses. The Board then discussed additional benefits received by Frank Capital Partners LLC from the West Hills Fund and agreed there were none. They concluded that Frank Capital Partners LLC is not be excessively profitable in relation to the West Hills Fund.

As a result of their deliberations, the Trustees, including the Independent Trustees, determined that the overall arrangement provided under the terms of the Management Agreement was a reasonable business arrangement, and that the renewal of the Management Agreement was in the best interests of the Trust and the West Hills Core Fund’s shareholders. Accordingly, they approved the continuation of the Management Agreement for an additional year.

Camelot Fund

The Management Agreement between the Trust and Camelot Event-Driven Advisors LLC (“CEDA”) as to the Camelot Event-Driven Fund was approved by the Board of Trustees (the “Trustees”), including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Management Agreement (collectively, the “Independent Trustees”), at an in-person meeting held on June 22, 2022.  The Trustees reviewed a memorandum describing the Trustees’ duties when considering the Management Agreement renewal.

As to the nature, extent, and quality of the services provided by Camelot Event-Driven Advisors LLC, the Board considered Camelot Event-Driven Advisors LLC’s investment philosophy. In addition, the Trustees reviewed Camelot Event-Driven Advisors LLC’s Form ADV Parts I and II which described the operations and policies of Camelot

Annual Report | 71

FRANK FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2022 (UNAUDITED)

Event-Driven Advisors LLC. The Trustees reviewed a report prepared by Camelot Event-Driven Advisors LLC for the Trustees with information relevant to their deliberations (the “Report”).  The Report included information regarding, among other things, the personnel of Camelot Event-Driven Advisors LLC and Camelot Event-Driven Advisors LLC’s compliance activities.  Mr. Thomas Kirchner of Camelot Event-Driven Advisors LLC certified to the Board that it had complied with the Trust’s Code of Ethics. Based on this information and their discussions with Mr. Brian Frank, the President of Frank Funds, the Trustees concluded that the nature, quality, and extent of the advisory services that Camelot Event-Driven Advisors LLC has provided were reasonable and consistent with the Board’s expectations. The Board also noted there has been consistent management, ready access to the principles of the firm, and no compliance or litigation issues.

As to the Frank Value Fund’s performance, the Trustees reviewed information in the Report regarding the Frank Value Fund’s returns since inception and for the year ended March 31, 2022.  The Frank Value Fund’s performance was compared to the S&P 500 Index. The Board noted that the Frank Value Fund’s performance trailed the performance of the S&P 500 Index since inception by 415 bps. The Board reviewed the long-only index like the S&P 500 Index and agreed it was reasonable for a long-only fund like the Frank Value Fund.

The Trustees then reviewed information in the Report comparing the expense ratio of the Frank Value Fund to those of the peer group.  Mr. Brian Frank noted that the Report indicates the Institutional Share Class had a total expense ratio of 1.12%, which is more than the 1.02% peer group average and more than the 0.98% peer group median. Management Fees for the Frank Value Fund are 0.91% while the peer group average is 0.81% and the median is 0.78%. The Board agreed that both the total expense ratio and the management fee compared favorably to the peer group and that the management fee was fair and reasonable considering the assets in the Frank Value Fund as well as the outperformance of the benchmark after fees.

As to profits realized by Frank Capital Partners LLC, the Board reviewed information regarding Frank Capital Partners LLC’s income and expense for calendar year 2021. The Board noted that although Frank Capital Partners LLC receives a Management Fee from the Frank Value Fund, the Administrative Fee is not enough to cover costs. Thus, a portion of the Management Fee is used to pay Fund expenses. The Board then discussed additional benefits received by Frank Capital Partners LLC from the Frank Value Fund, and agreed there were none. They concluded that Frank Capital Partners LLC was not excessively profitable in relation to the Frank Value Fund.

As a result of their deliberations, the Trustees, including the Independent Trustees, determined that the overall arrangement provided under the terms of the Management Agreement was a reasonable business arrangement, and that the renewal of the Management Agreement was in the best interests of the Trust and the Camelot Event-Driven Fund’s shareholders.  Accordingly, they approved the continuation of the Management Agreement for an additional year.

Annual Report | 72

FRANK FUNDS

BOARD OF TRUSTEES

JUNE 30, 2022 (UNAUDITED)

 TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Each Trustee has an indefinite term.

Name, Address[1] and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Jason W. Frey Year of Birth: 1979	Trustee	Indefinite/ June 2004 - present	Software Developer, International Business Machines Corp., a technology company, December 2012 to present.	3	None
Andrea Nitta Year of Birth: 1982	Trustee	Indefinite/ December 2009 - present	Accounting Manager, WEI Mortgage Corporation, May 2016 to present.	3	None
Hemanshu Patel Year of Birth: 1984	Trustee	Indefinite/ December 2009 - present	Vice President, North Castle Partners, private equity firm, February 2016 to present.	3	None
Jeffry Brown Year of Birth: 1955	Trustee	Indefinite / August 2019 – present	CEO, Azimut Alternative Capital Partners; Self-employed, Consultant to Mutual Fund and Private Equity industries 2017 – Present. Founder, Managing Director Dyal Capital Partners – Neuberger Berman Group, private equity firm, 2011 – 2017.	3	Azimut Alternative Capital Partners

1 The address of each trustee is c/o Frank Funds, 781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149.

Annual Report | 73

FRANK FUNDS

BOARD OF TRUSTEES (CONTINUED)

JUNE 30, 2022 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust. Each Trustee and Officer of the Trust has an indefinite term.

Name, Address[1] and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Brian J. Frank[2] Year of Birth: 1981	President, Treasurer, Chief Compliance Officer, and Trustee	Indefinite/Treasurer, Secretary and Chief Compliance Officer, June 2004 – present; President and Trustee, September 2009 - present	Managing Partner of Frank Capital Partners LLC since June 2003	3	None
Monique M. Weiss[2] Year of Birth: 1969	Secretary	Indefinite/September 2009 - present	Self-employed, Consultant to Mutual Fund Industry, 2006 – present	N/A	None

1 The address of each officer and trustee is c/o Frank Funds, 781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149.

2 Brian Frank is considered an “Interested” Trustee, as defined in the 1940 Act, because he is affiliated with the Adviser.  Brian Frank and Monique Weiss are married.

Additional information regarding the Trustees and Officers is available in the Funds’ Statement of Additional Information.

Annual Report | 74

Board of Trustees

Brian J. Frank

Jason W. Frey

Andrea Nitta

Hemanshu Patel

Jeffry Brown

Investment Advisers

Frank Capital Partners, LLC

781 Crandon Blvd., Unit 602

Key Biscayne, FL 33149

Camelot Event-Driven Advisors, LLC

1700 Woodlands Dr., Suite 100

Maumee, OH 43537

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

UMB Financial Corporation

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Value Fund, the West Hills Fund, and the Camelot Fund. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert. This is because the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant's level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2022

$ 45,500

FY 2021

$ 43,000

(b)

Audit-Related Fees

Registrant

Adviser

FY 2022

$ 0

$ 0

FY 2021

$ 0

$ 0

 (c)

Tax Fees

Registrant

Adviser

FY 2022

$ 8,100

$ 0

FY 2021

$ 8,100

$ 0

Nature of the fees:

Preparation of tax returns

(d)

All Other Fees

Registrant

Adviser

FY 2022

$ 0

$ 0

FY 2021

$ 0

$ 0

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2022

$ 8,100

$ 0

FY 2021

$ 8,100

$ 0

(h)

Not applicable.  The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)

A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental 7 basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

(j)

 A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities.

A registrant must disclose: (1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant; (2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized; (3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; (4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and (5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies .  Not applicable.

Item 13.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herwith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANK FUNDS

By /s/ Brian J. Frank

     Brian J. Frank

     President & Treasurer

Date: October 13, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian J. Frank

     Brian J. Frank

     President & Treasurer

Date: October 13, 2022